UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30 and October 31*

Date of reporting period: January 31, 2008

*	The following series of the Registrant have a fiscal year end of April 30: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J. MFS Inflation-Adjusted Bond Fund has an October 31 fiscal year end.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Bond Fund

1/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Bonds – 96.0%
Asset Backed & Securitized – 8.0%
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045 (n)	$2,150,000	$1,075,000
Asset Securitization Corp., FRN, 8.335%, 2029	3,112,863	3,378,090
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.085%, 2040 (z)	2,930,000	2,344,000
BlackRock Capital Finance LP, 7.75%, 2024 (n)	535,854	321,512
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	4,613,761	4,613,761
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	2,002,480	2,075,512
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	2,705,549
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.555%, 2049	3,156,000	2,251,790
Commercial Mortgage Acceptance Corp., 1.101%, 2030 (i)	36,109,597	1,020,551
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	183,785	182,717
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	5,804,213	5,381,893
CRIIMI MAE Commercial Mortgage Trust, CDO, 7%, 2033 (n)	65,422	65,940
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	2,675,000	2,693,348
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	2,733,000	1,903,919
Falcon Franchise Loan LLC, FRN, 3.933%, 2025 (i)(z)	15,933,785	2,070,245
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	2,425,802	2,566,397
GE Commercial Mortgage Corp., FRN, 5.518%, 2044	2,710,000	2,561,955
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)	4,140,000	4,096,892
GMAC Commercial Mortgage Securities, Inc., FRN, 7.918%, 2034 (n)	3,212,000	3,376,021
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	3,544,438	3,509,398
Greenwich Capital Commercial Funding Corp., FRN, 6.109%, 2038	2,125,000	2,078,800
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	5,200,000	4,842,372
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.507%, 2042 (n)	4,734,928	3,680,638
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.542%, 2043	7,331,619	6,643,221
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	4,318,739	4,187,206
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	5,520,000	5,432,936
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.723%, 2047	1,460,047	1,043,421
KKR Financial CLO Ltd., “C”, CDO, FRN, 6.319%, 2021 (n)	3,651,630	2,607,264
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.093%, 2030 (i)	13,664,224	539,081
Merrill Lynch Mortgage Trust, FRN, 6.023%, 2050	1,561,000	1,278,870
Morgan Stanley Capital I, Inc., 5.72%, 2032	3,387,731	3,430,728
Morgan Stanley Capital I, Inc., FRN, 0.684%, 2030 (i)(n)	109,212,523	905,678
Mortgage Capital Funding, Inc., 0.724%, 2031 (i)	31,644,114	68,769
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	903,923	905,682
Prudential Securities Secured Financing Corp., FRN, 7.283%, 2013 (z)	3,468,000	3,237,835
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,751,682	2,553,891
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	3,448,527	3,362,909
Wachovia Bank Commercial Mortgage Trust, FRN, 5.513%, 2043	1,030,000	824,320
Wachovia Bank Commercial Mortgage Trust, FRN, 6.16%, 2045	4,320,000	4,238,635
Wachovia Bank Commercial Mortgage Trust, FRN, 5.967%, 2047	1,848,000	1,330,535

		$101,387,281

Automotive – 0.8%
Ford Motor Credit Co. LLC, 9.75%, 2010	$3,470,000	$3,351,614
Johnson Controls, Inc., 5.5%, 2016	6,390,000	6,417,669

		$9,769,283

Broadcasting – 1.5%
CBS Corp., 6.625%, 2011	$6,040,000	$6,312,066
Clear Channel Communications, Inc., 7.65%, 2010	4,329,000	4,461,290
Clear Channel Communications, Inc., 6.25%, 2011	3,130,000	2,788,886
News America, Inc., 8.5%, 2025	4,931,000	5,787,608

		$19,349,850

1

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 3.0%
Bear Stearns Cos., Inc., 5.85%, 2010	$6,950,000	$6,967,271
Goldman Sachs Group, Inc., 5.625%, 2017	6,941,000	6,895,863
INVESCO PLC, 4.5%, 2009	7,053,000	7,079,026
Lehman Brothers Holdings, Inc., 6.2%, 2014	1,734,000	1,784,560
Lehman Brothers Holdings, Inc., 6.5%, 2017	3,180,000	3,249,963
Merrill Lynch & Co., Inc., 6.05%, 2016	6,021,000	6,016,454
Morgan Stanley, 5.75%, 2016	5,924,000	5,920,540

		$37,913,677

Building – 0.7%
American Standard Cos., Inc., 7.375%, 2008	$6,465,000	$6,465,000
American Standard Cos., Inc., 7.625%, 2010	1,955,000	2,083,825

		$8,548,825

Business Services – 0.6%
Xerox Corp., 6.4%, 2016	$6,230,000	$6,413,467
Xerox Corp., 6.75%, 2017	1,305,000	1,364,303

		$7,777,770

Cable TV – 1.0%
Comcast Corp., 6.45%, 2037	$1,303,000	$1,262,694
Cox Communications, Inc., 4.625%, 2013	6,087,000	5,918,329
TCI Communications, Inc., 9.8%, 2012	3,539,000	4,113,075
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	2,028,766

		$13,322,864

Computer Software – 0.6%
Seagate Technology HDD Holdings, 6.375%, 2011	$7,013,000	$6,977,935

Conglomerates – 0.3%
Kennametal, Inc., 7.2%, 2012	$3,091,000	$3,435,996

Construction – 1.0%
D.R. Horton, Inc., 7.875%, 2011	$4,993,000	$4,818,245
D.R. Horton, Inc., 5.625%, 2014	1,731,000	1,471,350
Pulte Homes, Inc., 4.875%, 2009	6,571,000	6,226,023

		$12,515,618

Consumer Goods & Services – 1.2%
Fortune Brands, Inc., 5.125%, 2011	$6,080,000	$6,089,132
Service Corp. International, 7.375%, 2014	1,880,000	1,917,600
Western Union Co., 5.4%, 2011	6,850,000	7,075,269

		$15,082,001

Defense Electronics – 1.2%
L-3 Communications Corp., 6.375%, 2015	$6,885,000	$6,833,363
Litton Industries, Inc., 8%, 2009	8,035,000	8,631,004

		$15,464,367

Electronics – 0.3%
Tyco Electronics Ltd., 6.55%, 2017 (n)	$2,450,000	$2,577,496
Tyco Electronics Ltd., 7.125%, 2037 (n)	1,700,000	1,798,728

		$4,376,224

Emerging Market Quasi-Sovereign – 0.6%
Gazprom International S.A., 6.51%, 2022 (n)	$3,000,000	$2,835,000
OAO Gazprom, 9.625%, 2013	470,000	542,286
Pemex Finance Ltd., 9.69%, 2009	2,741,200	2,835,059
Pemex Finance Ltd., 10.61%, 2017	1,500,000	1,927,500

		$8,139,845

2

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 0.2%
Republic of Argentina, FRN, 5.374%, 2012	$3,118,125	$2,736,195

Energy - Independent – 1.2%
Nexen, Inc., 6.4%, 2037	$6,380,000	$6,173,058
Ocean Energy, Inc., 7.25%, 2011	8,687,000	9,589,136

		$15,762,194

Entertainment – 0.7%
Time Warner, Inc., 9.125%, 2013	$6,649,000	$7,615,758
Time Warner, Inc., 6.5%, 2036	1,100,000	1,035,742

		$8,651,500

Financial Institutions – 4.1%
American Express Centurion Bank, 5.55%, 2012	$5,510,000	$5,715,198
Capital One Bank, 4.25%, 2008	3,474,000	3,428,956
Capmark Financial Group, Inc., 5.875%, 2012 (n)	6,202,000	4,537,321
CIT Group, Inc., 6.1% to 2017, FRN to 2067	1,030,000	732,933
Deluxe Corp., 5%, 2012	3,465,000	3,105,506
Deluxe Corp., 5.125%, 2014	1,740,000	1,496,400
Deluxe Corp., 7.375%, 2015	1,740,000	1,709,550
General Motors Acceptance Corp., 5.85%, 2009	4,197,000	4,082,212
General Motors Acceptance Corp., 7.25%, 2011	4,461,000	4,030,375
HSBC Finance Corp., 6.75%, 2011	2,384,000	2,509,301
HSBC Finance Corp., 5.5%, 2016	8,598,000	8,601,164
ILFC E-Capital Trust I, FRN, 5.9% to 2010, FRN to 2065(n)	6,900,000	6,357,977
International Lease Finance Corp., 5.625%, 2013	3,380,000	3,481,143
Residential Capital LLC, 8%, 2012	3,440,000	2,150,000

		$51,938,036

Food & Beverages – 2.5%
Diageo Capital PLC, 5.5%, 2016	$6,930,000	$7,016,701
Diageo Capital PLC, 5.75%, 2017	3,390,000	3,478,730
General Mills, Inc., 5.65%, 2012	4,110,000	4,269,513
Miller Brewing Co., 5.5%, 2013 (n)	9,815,000	10,338,758
Tyson Foods, Inc., 6.85%, 2016	6,160,000	6,164,565

		$31,268,267

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2017	$4,388,000	$4,534,669

Forest & Paper Products – 0.4%
Stora Enso Oyj, 7.25%, 2036 (n)	$5,177,000	$5,113,747

Gaming & Lodging – 2.0%
Host Marriott LP, 6.75%, 2016	$6,890,000	$6,631,625
MGM Mirage, 8.375%, 2011	6,070,000	6,206,575
Royal Caribbean Cruises Ltd., 8%, 2010	4,190,000	4,319,815
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012	3,425,000	3,693,965
Wyndham Worldwide Corp., 6%, 2016	4,380,000	4,180,552

		$25,032,532

Industrial – 0.4%
Steelcase, Inc., 6.5%, 2011	$5,024,000	$5,310,011

Insurance – 2.0%
American International Group, Inc., 6.25%, 2037	$5,320,000	$4,648,036
ING Groep N.V., 5.775% to 2015, FRN to 2049	4,906,000	4,574,089
Prudential Financial, Inc., 6%, 2017	7,100,000	7,268,575

3

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
UnumProvident Corp., 6.85%, 2015 (n)	$8,751,000	$9,242,456

		$25,733,156

Insurance - Property & Casualty – 1.3%
AXIS Capital Holdings Ltd., 5.75%, 2014	$3,795,000	$3,818,878
Chubb Corp., 6.375% to 2017, FRN to 2037	1,838,000	1,811,404
Fund American Cos., Inc., 5.875%, 2013	6,104,000	6,259,487
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037(n)	5,610,000	5,122,042

		$17,011,811

Machinery & Tools – 0.5%
Case New Holland, Inc., 7.125%, 2014	$6,815,000	$6,797,963

Major Banks – 5.6%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$4,150,000	$3,366,812
Bank of America Corp., 5.49%, 2019	2,815,000	2,776,249
Barclays Bank PLC, 8.55% to 2011, FRN to 2049(n)	6,318,000	6,840,429
BNP Paribas, 7.195% to 2037, FRN to 2049(n)	4,300,000	4,143,803
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	10,231,000	9,754,338
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(n)	9,752,000	9,944,573
PNC Funding Corp., 5.625%, 2017	4,570,000	4,552,442
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049(n)	1,960,000	1,960,508
Royal Bank of Scotland Group PLC, 9.118%, 2049	2,152,000	2,331,098
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(n)	5,204,000	5,649,743
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	6,850,000	6,931,810
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042	6,500,000	5,135,000
Wachovia Corp., 6.605%, 2025	7,936,000	7,793,342

		$71,180,147

Medical & Health Technology & Services – 2.5%
Covidien Ltd., 6%, 2017 (n)	$2,740,000	$2,844,542
Covidien Ltd., 6.55%, 2037 (n)	3,470,000	3,537,443
Fisher Scientific International, Inc., 6.125%, 2015	9,060,000	9,122,133
HCA, Inc., 8.75%, 2010	4,117,000	4,127,293
Hospira, Inc., 5.55%, 2012	1,390,000	1,446,770
Hospira, Inc., 6.05%, 2017	5,030,000	5,193,576
McKesson Corp., 5.7%, 2017	5,010,000	5,120,060

		$31,391,817

Metals & Mining – 0.5%
International Steel Group, Inc., 6.5%, 2014	$6,119,000	$6,465,831

Mortgage Backed – 8.6%
Fannie Mae, 5.5%, 2017 - 2035	$35,652,128	$36,377,460
Fannie Mae, 6%, 2017 - 2035	11,378,476	11,711,555
Fannie Mae, 4.5%, 2018	9,518,016	9,551,487
Fannie Mae, 7.5%, 2030 - 2031	1,946,869	2,105,312
Fannie Mae, 6.5%, 2032 - 2036	6,596,192	6,883,290
Freddie Mac, 6%, 2021 - 2034	4,174,988	4,301,848
Freddie Mac, 5%, 2025 - 2035	26,648,677	26,593,309
Freddie Mac, 5.5%, 2035	11,355,731	11,503,259

		$109,027,520

Natural Gas - Pipeline – 3.0%
CenterPoint Energy, Inc., 7.875%, 2013	$8,438,000	$9,524,857
CenterPoint Energy, Inc., 5.95%, 2017	2,950,000	2,952,817
Enterprise Products Partners LP, 6.3%, 2017	3,590,000	3,723,193
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,543,684

4

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – continued
Kinder Morgan Energy Partners LP, 7.4%, 2031	$3,627,000	$3,891,684
Spectra Energy Capital LLC, 8%, 2019	5,750,000	6,751,403
Williams Cos., Inc., 7.125%, 2011	8,651,000	9,213,315

		$38,600,953

Network & Telecom – 3.9%
AT&T, Inc., 5.1%, 2014	$8,569,000	$8,608,606
AT&T, Inc., 5.5%, 2018	4,000,000	4,013,384
CenturyTel, Inc., 8.375%, 2010	230,000	253,786
Deutsche Telekom International Finance B.V., 8%, 2010	3,029,000	3,266,034
Telecom Italia Capital, 6.2%, 2011	6,070,000	6,326,093
Telefonica Emisiones S.A.U., 7.045%, 2036	3,450,000	3,810,963
Telefonica Europe B.V., 7.75%, 2010	6,019,000	6,508,218
TELUS Corp., 8%, 2011	11,676,000	12,859,666
Verizon New York, Inc., 6.875%, 2012	3,786,000	4,048,044

		$49,694,794

Oil Services – 0.2%
Weatherford International Ltd., 6.35%, 2017	$3,000,000	$3,157,473

Oils – 0.9%
Premcor Refining Group, Inc., 7.5%, 2015	$10,500,000	$11,057,256

Other Banks & Diversified Financials – 4.5%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 6.891%, 2011 (n)	$3,469,600	$3,330,816
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 6.991%, 2012 (z)	3,470,000	3,235,775
Citigroup, Inc., 5%, 2014	1,978,000	1,925,488
Credit Suisse (USA), Inc., 4.875%, 2010	8,611,000	8,878,793
Fifth Third Bancorp, 5.45%, 2017	2,668,000	2,593,563
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)	9,630,000	8,682,504
Mizuho Financial Group, Inc., 5.79%, 2014 (n)	5,310,000	5,442,877
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	4,178,000	3,868,995
Resona Bank Ltd., FRN, 5.85% to 2016, FRN to 2049 (n)	6,312,000	5,833,197
Russian Standard Finance S.A., 8.625%, 2011 (n)	2,913,000	2,730,938
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	3,471,000	3,342,413
UFJ Finance Aruba AEC, 6.75%, 2013	6,193,000	6,851,074

		$56,716,433

Printing & Publishing – 0.7%
Dex Media West LLC, 9.875%, 2013	$3,975,000	$4,054,500
Idearc, Inc., 8%, 2016	5,655,000	5,061,225

		$9,115,725

Railroad & Shipping – 1.3%
CSX Corp., 6.3%, 2012	$4,932,000	$5,165,422
Kansas City Southern de Mexico, 7.375%, 2014 (n)	2,170,000	2,061,500
TFM S.A. de C.V., 9.375%, 2012	6,032,000	6,212,960
Union Pacific Corp., 5.7%, 2018	3,450,000	3,438,305

		$16,878,187

Real Estate – 2.7%
ERP Operating LP, REIT, 5.75%, 2017	$6,580,000	$6,061,463
HRPT Properties Trust, REIT, 6.25%, 2016	6,245,000	5,919,504
Liberty Property LP, REIT, 5.5%, 2016	4,340,000	3,986,629
ProLogis, REIT, 5.75%, 2016	6,887,000	6,390,420
ProLogis, REIT, 5.625%, 2016	1,300,000	1,195,683
Simon Property Group, Inc., REIT, 6.35%, 2012	4,283,000	4,391,467

5

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate – continued
Simon Property Group, Inc., REIT, 5.75%, 2015	$6,800,000	$6,506,492

		$34,451,658

Restaurants – 0.3%
YUM! Brands, Inc., 8.875%, 2011	$2,887,000	$3,214,282

Retailers – 1.2%
Federated Retail Holdings, Inc., 5.35%, 2012	$3,170,000	$3,083,351
Home Depot, Inc., 5.25%, 2013	2,661,000	2,600,683
Home Depot, Inc., 5.875%, 2036	3,866,000	3,226,258
J.C. Penney Corp., Inc., 8%, 2010	527,000	553,807
Macy’s, Inc., 6.625%, 2011	2,861,000	2,955,384
Target Corp., 6.5%, 2037	2,623,000	2,575,254

		$14,994,737

Supermarkets – 0.9%
Delhaize America, Inc., 9%, 2031	$2,407,000	$2,844,985
Kroger Co., 6.4%, 2017	5,070,000	5,389,319
Tesco PLC, 6.15%, 2037 (n)	2,710,000	2,605,429

		$10,839,733

Supranational – 0.4%
Corporacion Andina de Fomento, 6.875%, 2012	$2,747,000	$2,946,929
European Investment Bank, 5.125%, 2017	2,177,000	2,364,790

		$5,311,719

Telecommunications - Wireless – 1.1%
Nextel Communications, Inc., 5.95%, 2014	$9,650,000	$8,513,105
Rogers Cable, Inc., 5.5%, 2014	2,229,000	2,196,423
Rogers Wireless, Inc., 7.25%, 2012	3,315,000	3,639,519

		$14,349,047

Telephone Services – 0.3%
Embarq Corp., 7.082%, 2016	$3,710,000	$3,754,976

Tobacco – 1.0%
Reynolds American, Inc., 7.25%, 2012	$5,112,000	$5,439,940
Reynolds American, Inc., 6.75%, 2017	7,310,000	7,546,522

		$12,986,462

Transportation - Services – 0.6%
FedEx Corp., 9.65%, 2012	$5,930,000	$7,046,417

U.S. Treasury Obligations – 10.9%
U.S. Treasury Bonds, 6.25%, 2023	$26,700,000	$32,801,377
U.S. Treasury Bonds, 5%, 2037	11,323,000	12,541,106
U.S. Treasury Notes, 4.625%, 2012	10,344,000	11,159,397
U.S. Treasury Notes, 4.75%, 2014	13,062,000	14,295,745
U.S. Treasury Notes, 4.875%, 2016	53,971,000	59,195,231
U.S. Treasury Notes, TIPS, 2%, 2014	7,759,008	8,273,042

		$138,265,898

Utilities - Electric Power – 8.4%
AES Corp., 8.875%, 2011	$8,673,000	$8,998,238
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	8,890,000	9,512,300
Beaver Valley Funding Corp., 9%, 2017	9,694,000	10,421,050
DPL, Inc., 6.875%, 2011	3,644,000	3,931,858
EDP Finance B.V., 6%, 2018 (n)	6,800,000	6,971,435
Enel Finance International S.A., 6.8%, 2037 (n)	6,250,000	6,352,125
Enersis S.A., 7.375%, 2014	4,189,000	4,456,899

6

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Exelon Generation Co. LLC, 6.95%, 2011	$11,821,000	$12,522,470
Mirant Americas Generation LLC, 8.3%, 2011	5,000,000	5,050,000
NiSource Finance Corp., 7.875%, 2010	7,649,000	8,260,270
NorthWestern Corp., 5.875%, 2014	4,275,000	4,283,730
NRG Energy, Inc., 7.375%, 2016	9,430,000	9,111,738
PSEG Power LLC, 5.5%, 2015	1,705,000	1,706,357
Reliant Energy, Inc., 7.625%, 2014	6,970,000	6,795,750
System Energy Resources, Inc., 5.129%, 2014 (n)	2,774,733	2,902,482
Waterford 3 Funding Corp., 8.09%, 2017	5,874,653	5,941,859
		$107,218,561

Total Bonds		$1,219,671,243

Money Market Funds (v) – 3.4%
MFS Institutional Money Market Portfolio, 4.25%, at Net Asset Value	42,807,527	$42,807,527

Total Investments (k)		$1,262,478,770

Other Assets, Less Liabilities – 0.6%		7,901,176

Net Assets – 100.0%		$1,270,379,946

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k)	As of January 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,208,325,292 and 95.71% of market value. An independent pricing service provided an evaluated bid for 94.84% of the market value.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $164,669,424, representing 13.0% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 6.991%, 2012	3/23/07	$3,470,000	$3,235,775
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.085%, 2040	3/01/06	2,930,000	2,344,000
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03 -3/08/07	4,636,830	4,613,761
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	1,610,545	2,075,512
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	2,634,144	2,693,348
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	2,370,664	1,903,919
Falcon Franchise Loan LLC, FRN, 3.933%, 2025	1/29/03	3,026,831	2,070,245
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	3/20/02	3,233,356	4,096,892
Prudential Securities Secured Financing Corp., FRN, 7.283%, 2013	12/06/04	3,850,157	3,237,835
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,716,211	2,553,891
Total Restricted Securities			$28,825,178

% of Net Assets			2.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Bond Fund

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,282,470,370

Gross unrealized appreciation	$18,823,162
Gross unrealized depreciation	(38,814,762)

Net unrealized appreciation (depreciation)	$(19,991,600)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Derivative contracts at 1/31/08

Swap Agreements at 1/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	3,500,000	JPMorgan	4.10% (fixed rate)	(1)	$(347,492)
			Chase Bank
6/20/17	USD	3,200,000	Merrill Lynch	(2)	0.91% (fixed rate)	143,890
			International
12/20/12	USD	2,710,000	Goldman Sachs	(3)	1.30% (fixed rate)	27,829
			International
12/20/12	USD	2,710,000	Goldman Sachs	(4)	1.55% (fixed rate)	119,866
			International
12/20/12	USD	6,090,000	Merrill Lynch	1.00% (fixed rate)	(5)	(1,675,729)
			International
12/20/12	USD	1,360,000	Morgan Stanley	(6)	1.60% (fixed rate)	55,807
			Capital Services,Inc.
3/20/13	USD	3,290,000	Merrill Lynch	0.65% (fixed rate)	(7)	23,093
			International

						$(1,652,736)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, Inc., 8.375%, 4/01/15.

(2)	Fund to receive notional amount upon a defined credit event by The New York Times Co., 4.61%, 9/26/12.

(3)	Fund to receive notional amount upon a defined credit event by Simon Properties Group, Inc., 6.35%, 8/28/12.

(4)	Fund to receive notional amount upon a defined credit event by Equity Residential, 5.75%, 7/15/17.

(5)	Fund to pay notional amount upon a defined credit event by MBIA, Inc., 6.625%, 10/01/28.

(6)	Fund to receive notional amount upon a defined credit event by ProLogis, Inc., 7.1%, 4/15/08.

(7)	Fund to pay notional amount upon a defined credit event by Auto Zone, Inc., 5.875%, 10/15/12.

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

8

MFS Bond Fund

Supplemental Information (Unaudited) 1/31/08 - continued

(3) Transactions in Underlying Funds - Affiliated Issuers

An affiliated issuer maybe considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds:	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market
Portfolio	—	408,169,372	(365,361,845)	42,807,527

Underlying Funds:	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market
Portfolio	$—	$—	$120,543	$42,807,527

9

MFS® Inflation-Adjusted Bond Fund

1/31/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Inflation-Adjusted Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Bonds – 92.0%
U.S. Treasury Inflation Protected Securities – 92.0%
U.S. Treasury Bonds, 2.5%, 2016	$2,465,016	$2,727,887
U.S. Treasury Bonds, 1.625%, 2018	2,963,039	3,053,320
U.S. Treasury Bonds, 2.375%, 2025	4,413,493	4,866,221
U.S. Treasury Bonds, 2.375%, 2027	3,748,110	4,171,530
U.S. Treasury Bonds, 3.875%, 2029	2,451,703	3,405,952
U.S. Treasury Bonds, 3.375%, 2032	552,867	748,617
U.S. Treasury Notes, 0.875%, 2010	2,609,995	2,640,785
U.S. Treasury Notes, 2.375%, 2011	2,102,578	2,229,389
U.S. Treasury Notes, 3%, 2012	3,436,066	3,805,175
U.S. Treasury Notes, 1.875%, 2013	2,249,360	2,383,619
U.S. Treasury Notes, 2%, 2014	2,309,866	2,462,894
U.S. Treasury Notes, 4.25%, 2014 (f)	482,000	512,163
U.S. Treasury Notes, 1.625%, 2015	3,862,790	4,016,699
U.S. Treasury Notes, 2.375%, 2017	2,998,905	3,291,766

Total Bonds		$40,316,017

Short-Term Obligations – 3.9%
General Electric Capital Corp., 3.02%, due 2/01/08 (y)	$1,711,000	$1,711,000

Repurchase Agreements – 2.3%
Merrill Lynch & Co., 2.97%, dated 1/31/08, due 2/01/08, total to be received $1,011,083 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$1,011,000	$1,011,000

Total Investments(k)		$43,038,017

Other Assets, Less Liabilities – 1.8%		793,792

Net Assets – 100.0%		$43,831,809

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(k)	As of January 31, 2008 the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $40,309,571 and 93.67% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Inflation-Adjusted Bond Fund

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$41,422,870

Gross unrealized appreciation	$1,617,146
Gross unrealized depreciation	(1,999)

Net unrealized appreciation (depreciation)	$1,615,147

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Futures contracts outstanding at 1/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note (Short)	4	$477,250	Mar-08	$(2,389)
U.S. Treasury Note 10 yr (Short)	12	1,400,625	Mar-08	3,184

				$795

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

2

MFS® Limited Maturity Fund

1/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Bonds – 93.4%
Airlines – 0.1%
American Airlines Corp., 3.857%, 2010	$891,349	$831,176
Asset Backed & Securitized – 15.0%
Accredited Mortgage Loan Trust, FRN, 3.586%, 2035	$87,742	$87,722
Bayview Commercial Asset Trust, FRN, 3.686%, 2035 (n)	2,209,454	2,059,895
Bayview Commercial Asset Trust, FRN, 3.646%, 2036 (z)	1,856,888	1,671,942
Bayview Commercial Asset Trust, FRN, 0.879%, 2036 (i)(z)	9,578,559	805,557
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,370,000	2,308,806
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	2,325,000	2,296,012
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.085%, 2040 (z)	1,402,996	1,122,397
Brascan Real Estate, CDO, FRN, 5.494%, 2040 (z)	1,526,000	1,300,457
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	2,464,843	2,464,843
Commercial Mortgage Asset Trust, 1.12%, 2032 (i)(n)	28,801,955	879,646
Commercial Mortgage Pass-Through Certificates, FRN, 4.426%, 2017 (n)	3,400,000	3,395,621
Continental Airlines, Inc., FRN, 5.319%, 2013	1,048,023	1,051,710
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	595,790	592,327
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	3,815,017	3,835,042
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 2037	4,000,000	3,573,318
Credit-Based Asset Servicing & Securitization Trust, 5.737%, 2037	2,830,000	2,545,022
DEPFA Bank PLC, 3.625%, 2008	6,100,000	6,132,104
E*TRADE RV & Marine Trust, 3.62%, 2018	3,200,436	3,142,635
Falcon Franchise Loan LLC, 7.382%, 2010 (n)	81,783	81,042
Ford Credit Auto Owner Trust, 4.566%, 2010	2,200,000	2,194,339
Gramercy Real Estate CDO Ltd., FRN, 3.651%, 2035 (z)	2,337,207	2,159,953
IMPAC CMB Trust, FRN, 3.746%, 2034	703,710	672,603
IMPAC CMB Trust, FRN, 3.836%, 2034	740,748	692,722
IMPAC Secured Assets Corp., FRN, 3.726%, 2036	1,881,075	1,760,709
Interstar Millennium Trust, FRN, 5.258%, 2036	1,423,154	1,427,860
JPMorgan Chase Commercial Mortgage Securities Corp., 4.851%, 2042	3,504,086	3,483,392
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047	5,000,000	4,972,830
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.494%, 2037	5,000,000	4,992,187
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	3,700,000	3,602,113
Lehman Brothers Commercial Conduit Mortgage Trust, 0.698%, 2035 (i)	63,700,046	525,971
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010	1,168,672	1,167,506
Merrill Lynch Mortgage Investors, Inc., FRN, 6.866%, 2030	336,916	336,266
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037	3,360,000	3,360,551
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.878%, 2046	4,970,000	5,056,507
Morgan Stanley Capital I, Inc., 1.09%, 2031 (i)(n)	31,496,745	269,247
Mortgage Capital Funding, Inc., 0.724%, 2031 (i)	15,236,480	33,112
Nationslink Funding Corp., 6.476%, 2030	1,319,314	1,320,447
Nationslink Funding Corp., FRN, 0.621%, 2030 (i)	24,134,827	203,930
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	2,600,000	2,584,195
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	323,848	324,478
Nomura Asset Securities Corp., FRN, 9.95%, 2027 (z)	2,544,748	2,875,093
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	1,789,693
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	5,096,147	5,041,696
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	2,542,642	2,529,626
Putnam Structured Product Funding, CDO, FRN, 4.686%, 2008 (z)	701,695	631,525
RMAC PLC, FRN, 5.483%, 2035 (n)	172,785	173,154
RMAC PLC, FRN, 5.332%, 2036 (n)	173,736	173,292
Structured Asset Securities Corp., FRN, 4.67%, 2035	1,248,767	1,260,758
Structured Asset Securities Corp., FRN, 3.616%, 2035	1,038,696	1,015,936
Superannuation Members Home Loans Global Trust, FRN, 4.763%, 2029	666,204	666,172
Thornburg Mortgage Securities Trust, FRN, 3.716%, 2043	4,273,445	4,265,991

1

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Asset Backed & Securitized – continued
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	$6,000,000	$5,972,695

		$106,882,647

Automotive – 2.3%
DaimlerChrysler North America Holdings, FRN, 5.441%, 2008	$1,700,000	$1,696,989
Ford Motor Credit Co., 5.8%, 2009	3,785,000	3,681,533
Johnson Controls, Inc., 5.25%, 2011	7,050,000	7,255,148
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	3,289,000	3,463,340

		$16,097,010

Broadcasting – 0.6%
CBS Corp., 6.625%, 2011	$2,650,000	$2,769,367
Clear Channel Communications, Inc., 7.65%, 2010	1,710,000	1,762,256

		$4,531,623

Brokerage & Asset Managers – 2.7%
Bear Stearns Cos., Inc., 5.85%, 2010	$3,370,000	$3,378,374
Goldman Sachs Group, Inc., 7.35%, 2009	3,900,000	4,132,307
Goldman Sachs Group, Inc., 5%, 2011	870,000	894,869
INVESCO PLC, 4.5%, 2009	4,481,000	4,497,535
Lehman Brothers E-Capital Trust I, FRN, 5.685%, 2065	2,524,000	1,993,334
Lehman Brothers Holdings, Inc., 3.95%, 2009	300,000	294,764
Morgan Stanley Group, Inc., 6.75%, 2011	3,920,000	4,170,664

		$19,361,847

Building – 2.2%
American Standard Cos., Inc., 7.625%, 2010	$2,670,000	$2,845,940
CRH America, Inc., 6.95%, 2012	2,250,000	2,371,790
Hanson PLC, 7.875%, 2010	5,480,000	5,907,867
Lafarge S.A., 6.15%, 2011	4,410,000	4,588,711

		$15,714,308

Business Services – 0.4%
Xerox Corp., 5.5%, 2012	$2,570,000	$2,622,988

Cable TV – 2.3%
Comcast Corp., 5.45%, 2010	$5,100,000	$5,264,210
Cox Communications, Inc., 4.625%, 2010	5,320,000	5,335,476
Time Warner Cable, Inc., 5.4%, 2012	2,900,000	2,944,443
Time Warner Entertainment Co. LP, 7.25%, 2008	3,100,000	3,148,763

		$16,692,892

Conglomerates – 0.3%
Textron Financial Corp., 5.125%, 2010	$1,810,000	$1,861,266

Construction – 0.1%
Pulte Homes, Inc., 4.875%, 2009	$821,000	$777,898
Consumer Goods & Services – 1.4%
Fortune Brands, Inc., 5.125%, 2011	$4,272,000	$4,278,417
Western Union Co., 5.4%, 2011	5,500,000	5,680,873

		$9,959,290

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$3,932,000	$4,032,482

Electronics – 0.6%
Tyco Electronics, 6%, 2012 (n)	$3,761,000	$3,945,898

Emerging Market Quasi-Sovereign – 0.9%
Export-Import Banks of Korea, 4.125%, 2009 (n)	$2,300,000	$2,301,753

2

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	$3,570,000	$4,028,263

		$6,330,016

Energy - Independent – 0.4%
EnCana Corp., 4.6%, 2009	$2,850,000	$2,879,660

Energy - Integrated – 0.3%
TNK-BP Finance S.A., 6.875%, 2011 (n)	$2,060,000	$2,060,000

Entertainment – 0.3%
Time Warner, Inc., 5.5%, 2011	$2,000,000	$2,019,690

Financial Institutions – 5.2%
American Express Centurion Bank, 5.55%, 2012	$2,870,000	$2,976,882
Capital One Bank, 4.25%, 2008	2,957,000	2,918,660
Capital One Financial Corp., 5.7%, 2011	3,130,000	2,884,990
Capmark Financial Group, Inc., 5.875%, 2012 (n)	2,273,000	1,662,904
CIT Group, Inc., 5.6%, 2011	5,000,000	4,829,985
Countrywide Home Loans, Inc., 4.125%, 2009	530,000	472,583
Countrywide Home Loans, Inc., 4%, 2011	3,000,000	2,613,699
General Elec Capital Corp., FRN, 3.294%, 2011	2,630,000	2,597,267
General Motors Acceptance Corp., 5.625%, 2009	3,360,000	3,252,477
ILFC E-Capital Trust I, FRN, 5.9% to 2010, FRN to 2065(n)	3,500,000	3,225,061
International Lease Finance Corp., 5%, 2010	2,341,000	2,389,702
International Lease Finance Corp., 5.4%, 2012	3,340,000	3,443,704
ORIX Corp., 5.48%, 2011	4,100,000	4,068,246

		$37,336,160

Food & Beverages – 4.2%
Brown-Forman Corp., 5.2%, 2012	$3,420,000	$3,580,843
Cadbury Schweppes PLC, 3.875%, 2008 (n)	4,790,000	4,802,004
Diageo Capital PLC, 5.125%, 2012	7,130,000	7,286,047
General Mills, Inc., 5.65%, 2012	1,960,000	2,036,070
Kellogg Co., 5.125%, 2012	2,330,000	2,406,704
Kraft Foods, Inc., 4%, 2008	3,600,000	3,598,474
Kraft Foods, Inc., 5.379%, 2010	2,500,000	2,480,503
Miller Brewing Co., 4.25%, 2008 (n)	3,365,000	3,378,124

		$29,568,769

Food & Drug Stores – 0.6%
CVS Caremark Corp., 5.75%, 2011	$2,240,000	$2,344,610
CVS Caremark Corp., FRN, 5.441%, 2010	2,200,000	2,149,173

		$4,493,783

Industrial – 0.3%
Steelcase, Inc., 6.5%, 2011	$2,114,000	$2,234,348

Insurance – 0.2%
John Hancock Global Funding II, 3.5%, 2009 (n)	$1,710,000	$1,708,184

Insurance - Health – 1.0%
Aetna, Inc., 7.875%, 2011	$3,915,000	$4,317,720
Aetna, Inc., 5.75%, 2011	2,350,000	2,450,740

		$6,768,460

Insurance - Property & Casualty – 1.3%
Safeco Corp., 4.2%, 2008	$5,040,000	$5,040,000
St. Paul Travelers Cos., Inc., 8.125%, 2010	1,910,000	2,092,863
ZFS Finance USA Trust IV, FRN, 5.875%, 2062 (n)	2,220,000	2,068,019

		$9,200,882

3

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 1.7%
Eksportfinans A.S.A., 5.125%, 2011	$3,780,000	$4,013,343
KfW Bankengruppe, 4.875%, 2009	2,800,000	2,899,932
Province of Ontario, 5%, 2011	5,000,000	5,310,425

		$12,223,700

International Market Sovereign – 1.1%
Bayerische Landesbank Girozentrale, 3.2%, 2009	$8,000,000	$8,010,744

Major Banks – 4.9%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$3,700,000	$3,001,736
BANK ONE Corp., 7.875%, 2010	5,066,000	5,560,675
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(n)	5,324,000	5,429,133
Popular North America, Inc., 3.875%, 2008	3,000,000	2,991,903
Popular North America, Inc., 4.7%, 2009	2,950,000	2,952,640
Royal Bank of Scotland Group PLC, 9.118%, 2049	5,727,000	6,203,624
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042	2,250,000	1,777,500
Wachovia Corp., 6.3%, 2008	2,770,000	2,777,964
Wachovia Corp., 6.4%, 2008	4,300,000	4,320,421

		$35,015,596

Medical & Health Technology & Services – 1.4%
Cardinal Health, Inc., FRN, 5.499%, 2009 (n)	$2,800,000	$2,811,329
Covidien International, 5.15%, 2010 (z)	3,770,000	3,887,552
Hospira, Inc., 5.55%, 2012	3,140,000	3,268,244

		$9,967,125

Mortgage Backed – 14.0%
Fannie Mae, 5.5%, 2014 - 2019	$11,344,726	$11,653,989
Fannie Mae, 7%, 2015 - 2016	1,948,661	2,035,885
Fannie Mae, 4%, 2016	2,732,937	2,734,271
Fannie Mae, 6.5%, 2016 - 2017	4,125,209	4,318,572
Fannie Mae, 6%, 2017	5,177,603	5,361,681
Fannie Mae, 4.5%, 2018	2,766,517	2,776,246
Fannie Mae, 5%, 2018	5,214,681	5,297,495
Fannie Mae, FRN, 3.726%, 2033	3,160,432	3,173,306
Fannie Mae, FRN, 6.867%, 2033	556,722	566,269
Fannie Mae, FRN, 6.96%, 2033	184,945	187,057
Freddie Mac, 7.5%, 2015	736,386	773,214
Freddie Mac, 6%, 2016 - 2017	4,334,117	4,482,792
Freddie Mac, 5.5%, 2017 - 2025	13,320,389	13,619,566
Freddie Mac, 5%, 2018 - 2025	34,125,971	34,448,433
Freddie Mac, 3%, 2021	450,694	450,166
Freddie Mac, 4.5%, 2023	682,888	684,668
Freddie Mac, FRN, 4.536%, 2026	2,579,404	2,580,730
Freddie Mac, FRN, 4.686%, 2031	4,128,125	4,127,724
Ginnie Mae, 7.5%, 2008 - 2011	165,450	172,775
Ginnie Mae, FRN, 5.625%, 2032	383,997	386,447

		$99,831,286

Natural Gas - Pipeline – 1.7%
CenterPoint Energy, Inc., 7.75%, 2011	$4,500,000	$4,888,755
Enterprise Products Partners LP, 4.95%, 2010	3,800,000	3,864,737
Kinder Morgan Finance Corp., 5.35%, 2011	3,264,000	3,202,963

		$11,956,455

Network & Telecom – 3.6%
CenturyTel, Inc., 8.375%, 2010	$150,000	$165,513

4

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
GTE Corp., 7.51%, 2009	$2,200,000	$2,283,728
SBC Communications, Inc., 4.125%, 2009	5,830,000	5,848,557
Telecom Italia Capital, 4%, 2008	4,100,000	4,077,569
Telecom Italia Capital, 4%, 2010	1,100,000	1,087,491
Telecom Italia Capital, 4.875%, 2010	2,227,000	2,254,953
Telefonica Europe B.V., 7.75%, 2010	5,460,000	5,903,783
TELUS Corp., 8%, 2011	3,636,000	4,004,603

		$25,626,197

Oil Services – 1.1%
Weatherford International Ltd., 5.95%, 2012	$7,480,000	$7,856,349

Other Banks & Diversified Financials – 1.7%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 6.891%, 2011 (n)	$2,560,000	$2,457,600
Bosphorus Financial Services Ltd., FRN, 6.669%, 2012 (z)	1,700,000	1,685,921
General American Transportation Corp., 6.75%, 2009	1,500,000	1,557,984
Swedbank AB, FRN, 9%, 2049 (n)	5,470,000	5,871,914
VTB Capital S.A., 6.609%, 2012 (n)	865,000	856,350

		$12,429,769

Pharmaceuticals – 0.6%
Astrazeneca PLC, 5.4%, 2012	$4,210,000	$4,443,604

Real Estate – 2.1%
Kimco Realty Corp., REIT, 4.62%, 2010	$3,790,000	$3,835,078
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	3,660,000	3,727,820
ProLogis, REIT, 5.5%, 2012	3,440,000	3,442,666
Simon Property Group, Inc., REIT, 7.125%, 2009	1,900,000	1,933,852
Simon Property Group, Inc., REIT, 4.6%, 2010	2,258,000	2,255,882

		$15,195,298

Restaurants – 0.5%
YUM! Brands, Inc., 8.875%, 2011	$2,910,000	$3,239,889

Retailers – 1.3%
Federated Retail Holdings, Inc., 5.35%, 2012	$1,510,000	$1,468,726
Home Depot, Inc., 5.2%, 2011	2,240,000	2,247,567
J.C. Penney Corp., Inc., 8%, 2010	2,690,000	2,826,832
May Department Stores Co., 5.95%, 2008	2,937,000	2,965,906

		$9,509,031

Supermarkets – 0.7%
Safeway, Inc., 6.5%, 2008	$2,650,000	$2,693,489
Safeway, Inc., 4.95%, 2010	984,000	987,067
Safeway, Inc., 6.5%, 2011	1,250,000	1,331,530

		$5,012,086

Supranational – 0.5%
Corporacion Andina de Fomento, 6.875%, 2012	$3,000,000	$3,218,343

Telecommunications - Wireless – 1.1%
Sprint Capital Corp., 7.625%, 2011	$3,750,000	$3,807,398
Vodafone Airtouch PLC, 7.75%, 2010	3,700,000	3,947,734

		$7,755,132

Tobacco – 0.4%
Philip Morris Capital Corp., 7.5%, 2009	$3,040,000	$3,085,600

U.S. Government Agencies – 7.1%
Fannie Mae, 4.25%, 2009	$6,500,000	$6,631,879

5

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies – continued
Fannie Mae, 6.375%, 2009	15,000,000	$15,743,460
Farmer Mac, 5.5%, 2011 (n)	2,600,000	2,807,293
Federal Home Loan Bank, 4.625%, 2008	7,400,000	7,400,000
Freddie Mac, 4.875%, 2009	8,000,000	8,185,080
Small Business Administration, 5.1%, 2016	2,537,645	2,609,585
Small Business Administration, 5.37%, 2016	906,540	939,785
Small Business Administration, 5.46%, 2016	2,610,620	2,705,658
Small Business Administration, 5.68%, 2016	1,605,123	1,672,073
Small Business Administration, 5.94%, 2016	1,693,930	1,775,703

		$50,470,516

U.S. Treasury Obligations – 0.4%
U.S. Treasury Notes, 2.625%, 2008 (f)	$2,990,000	$2,995,140

Utilities - Electric Power – 4.2%
Dominion Resources, Inc., FRN, 5.687%, 2008	$1,880,000	$1,887,838
EDP Finance BV, 5.375%, 2012 (z)	2,200,000	2,266,348
Empresa Nacional de Electricidad S.A., 8.5%, 2009	2,325,000	2,423,887
Enel Finance International S.A., 5.7%, 2013 (n)	3,010,000	3,133,660
Exelon Generation Co. LLC, 6.95%, 2011	4,700,000	4,978,903
FPL Group Capital, Inc., 5.551%, 2008	3,927,900	3,929,184
HQI Transelec Chile S.A., 7.875%, 2011	2,670,000	2,856,598
MidAmerican Energy Holdings Co., 3.5%, 2008	1,076,000	1,073,785
NiSource Finance Corp., 7.875%, 2010	2,759,000	2,979,485
Virginia Electric & Power Co., 4.1%, 2008	4,100,000	4,097,064

		$29,626,752

Total Bonds		$665,379,889

Money Market Funds (v) – 5.6%
MFS Institutional Money Market Portfolio, 4.25%, at Net Asset Value	39,733,152	$39,733,152

Total Investments(k)		$705,113,041

Other Assets, Less Liabilities – 1.0%		7,004,072

Net Assets – 100.0%		$712,117,113

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k)	As of January 31, 2008, the fund (variable account) held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $661,695,212 and 93.84% of market value. An independent pricing service provided an evaluated bid for 92.54% of the market value.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $70,803,028, representing 9.9% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 0.879%, 2036	5/16/06	$853,452	$805,557
Bayview Commercial Asset Trust, FRN, 3.646%, 2036	2/23/06	1,947,035	1,671,942
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.085%, 2040	3/01/06	1,402,996	1,122,397
Bosphorus Financial Services Ltd., FRN, 6.669%, 2012	3/08/05	1,700,000	1,685,921
Brascan Real Estate, CDO, FRN, 5.494%, 2040	9/14/04	1,526,000	1,300,457

6

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Restricted Securities - continued	Acquisition Date	Acquisition Cost	Current Market Value
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03 - 3/08/07	2,682,453	2,464,843
Covidien International, 5.15%, 2010	10/17/07	3,765,928	3,887,552
EDP Finance BV, 5.375%, 2012	10/26/07	2,195,138	2,266,348
Gramercy Real Estate CDO Ltd., FRN, 3.651%, 2035	1/18/07	2,337,276	2,159,953
Nomura Asset Securities Corp., FRN, 9.95%, 2027	7/16/07	2,850,602	2,875,093
Putnam Structured Product Funding, CDO, FRN, 4.686%, 2008	9/23/03	935,593	631,525

Total Restricted Securities			$20,871,588

% of Net Assets			2.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Limited Maturity Fund

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$710,261,032

Gross unrealized appreciation	$6,949,437
Gross unrealized depreciation	(12,097,428)

Net unrealized appreciation (depreciation)	$(5,147,991)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Futures contracts outstanding at 1/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 5 yr (Short)	272	30,736,000	Mar-08	(904,077)

Swap Agreements at 1/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Unrealized Appreciation (Depreciation)
Credit Default Swaps
6/20/09	USD	3,310,000	Goldman Sachs International	(1)	1.30% (fixed rate)	$295,877
6/20/09	USD	3,390,000	Goldman Sachs International	1.35% (fixed rate)	(2)	(1,059,865)

						$(763,988)

(1)	Fund to receive notional amount upon a defined credit event by GMAC, 6.875%, 8/28/12.

(2)	Fund to pay notional amount upon a defined credit default event by Residential Capital Corp., 6.5%, 4/17/13.

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Transactions in Underlying Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliate	Beginning Shares/ Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	171,116,607	131,383,455	39,733,152

Affiliate	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$875,970	$39,733,152

8

MFS® Municipal Limited Maturity Fund

1/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.6%
Airport & Port Revenue – 5.2%
Atlanta, GA, Airport Rev., “A” , FSA, 5.375%, 2015	$1,000,000	$1,103,110
Chicago, IL (O'Hare International Airport Rev.), “A-2”, FSA, 5.25%, 2013	1,500,000	1,615,230
Dallas Fort Worth, TX, International Airport, “A”, AMBAC, 6%, 2013	1,000,000	1,124,480
Delaware River Port Authority Pennsylvania & New Jersey Refunding (Port District Project), “A”, FSA, 5.25%, 2009	550,000	566,605
Long Beach, CA, Harbor Rev., “A”, FGIC, 5%, 2015	1,000,000	1,057,820
Massachusetts Port Authority Rev., “A”, 5.75%, 2010	175,000	188,237
Minneapolis & St. Paul, MN, Metropolitan Airport, “D”, FGIC, 5.25%, 2009	500,000	511,905
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014	1,000,000	1,082,540
Rhode Island Economic Development Corp. Airport Rev., “A”, FGIC, 5%, 2012	750,000	806,955
Richland Lexington, SC, Columbia Metropolitan Airport Rev., “A”, FSA, 5%, 2009	200,000	205,190

		$8,262,072

General Obligations - General Purpose – 9.4%
Columbus, OH, 5.25%, 2011 (f)	$705,000	$760,639
Commonwealth of Massachusetts Consolidated Loan, "A", 6%, 2010 (c)	310,000	334,630
Commonwealth of Massachusetts Consolidated Loan, "A", 5%, 2016	1,000,000	1,108,420
Du Page County, IL (ARS Jail Project), 5%, 2009	870,000	894,082
Hawkins County, TN, AMBAC, 4.5%, 2008	425,000	427,380
New York, NY, “A”, 5.25%, 2012	265,000	289,974
New York, NY, “B”, 5.75%, 2011	375,000	407,186
New York, NY, “C”, 5.25%, 2009	250,000	261,295
New York, NY, “G”, 5.5%, 2009	780,000	818,087
New York, NY, “K”, 5%, 2009 (c)	5,000	5,267
New York, NY, “K”, 5%, 2010	365,000	382,265
New York, NY, “N”, 5%, 2013	1,030,000	1,127,531
Oakland, CA, “A”, FGIC, 5%, 2010	820,000	861,377
Pawtucket, RI, “A”, AMBAC, 5%, 2009	1,000,000	1,032,800
Saraland, AL, Warrants, MBIA, 4.5%, 2009	865,000	883,822
St. Clair County, IL, FGIC, 5.625%, 2012	500,000	535,190
State of California, 5%, 2011	2,250,000	2,398,973
State of Hawaii, “CY”, FSA, 5.25%, 2008	500,000	500,000
State of Tennessee, “A”, FGIC, 5.25%, 2008	500,000	500,000
State of Wisconsin, 5.125%, 2011	400,000	436,944
State of Wisconsin, “1”, MBIA, 5%, 2017	500,000	544,900
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010	500,000	529,580

		$15,040,342

General Obligations - Improvement – 3.4%
Kauai County, HI, “A”, FGIC, 6.25%, 2010 (c)	$375,000	$410,824
New Orleans, LA, Certificate Indebtedness, FSA, 5.5%, 2010	500,000	540,750
North Carolina State, Highway, 5%, 2011	1,500,000	1,622,235
Oak Ridge, TN, AMBAC, 5%, 2012	300,000	319,509
Pittsburgh, PA, “N”, FSA, 5.25%, 2015	1,000,000	1,144,820
State of Mississippi, ETM, 6.2%, 2008 (c)	305,000	305,000
Virginia Beach, VA, Public Improvement, “B”, 5%, 2011	1,000,000	1,080,520

		$5,423,658

General Obligations - Schools – 12.1%
Bastrop, TX, Independent School District Capital Appreciation, “N”, PSF, 0%, 2020	$1,000,000	$573,740
Bloomington, MN, Independent School District, “B”, 5.25%, 2010 (j)	500,000	527,915
Byron Center, MI, Public Schools, Q-SBLF, 5%, 2011	600,000	645,594
Clackamas County, OR, School District, 6%, 2010 (c)	315,000	341,778
Clark County, NV, School District, 5%, 2017	2,845,000	3,202,349

1

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Cook County, IL, Community Consolidated School, FSA, ETM, 0%, 2008 (c)	$500,000	$491,645
Deer Park, TX, Independent School District, PSF, 0%, 2009	1,000,000	978,560
DeSoto, TX, Independent School District School Building, “N”, PSF, 0%, 2021	3,860,000	2,065,447
Ennis, TX, Independent School District Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	1,528,707
Fayette County, GA, School District, FSA, 0% to 2010, 4.15% to 2014	710,000	668,550
Fayette County, GA, School District, FSA, 0% to 2010, 4.35% to 2016	355,000	335,148
Ferndale, MI, School District, Q-SBLF, 5.5%, 2013	1,115,000	1,225,274
Florida Board of Education, Lottery Rev., "B", FGIC, 5.5%, 2010 (c)	150,000	162,551
Florida Board of Education, Public Education, ''H'', FSA, 5.25%, 2012	1,000,000	1,103,760
Kansas City, MO, School District Building Corp. Leasehold Rev., FGIC, 5%, 2012	1,450,000	1,569,031
Manistee, MI, Public Schools, FGIC, 5.15%, 2009 (c)	100,000	103,945
Northside, TX, Independent School District, PSF, 5.5%, 2016	850,000	918,485
Norwin, PA, School District, FGIC, 6%, 2010 (c)	250,000	268,898
Round Rock, TX, Independent School District, PSF, 6.5%, 2010 (c)	500,000	550,770
Round Rock, TX, Independent School District, PSF, 5.375%, 2012	570,000	633,794
San Marcos, TX, Consolidated Independent School District, 5.25%, 2014 (c)	1,000,000	1,138,720
Westerville, OH, City School District, MBIA, 5.5%, 2011 (c)	300,000	329,112

		$19,363,773

Healthcare Revenue - Hospitals – 10.9%
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), "I", 4.95%, 2026 (a)	$3,000,000	$3,196,170
Colorado Health Facilities Authority Rev. (Catholic Health Initiatives), "A", ETM, 5%, 2008 (c)	500,000	501,080
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2010	550,000	572,039
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2011	575,000	602,336
Illinois Health Facilities Authority Rev. (Children's Memorial Hospital), "A", AMBAC, 5.75%, 2009 (c)	250,000	265,835
Indiana Health Facility Financing Authority Rev. (Ascension Health), "F", ETM, 5.5%, 2008 (c)	500,000	512,635
Indiana Health Facility Financing Authority Rev. (Holy Cross Health Systems Corp.), MBIA, 5.375%, 2008	1,000,000	1,019,360
Iowa Finance Authority Health Care Facilities (Genesis Medical Center), 6%, 2010	210,000	223,854
Joplin, MO, Industrial Development Authority, Health Facilities Rev. (Freeman Health Systems), 5.5%, 2013	700,000	734,706
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), "A", 5.25%, 2009	750,000	771,045
Kentucky Economic Development Finance Authority (Norton Healthcare), "A", ETM, 6.125%, 2010 (c)	45,000	47,118
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), "A", 6.125%, 2010	95,000	97,262
Martin County, FL, Health Facilities Authority, Hospital Rev. (Martin Memorial Medical Center), "B", 5.25%, 2008	800,000	809,496
Maryland Health & Higher Educational Facilities Authority Rev., 5%, 2012	500,000	538,400
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), "F", 5%, 2009	235,000	241,481
Mississippi Hospital Equipment & Facilities Authority Rev. (Southwest Mississippi Regional Medical Center), 5%, 2014	500,000	514,365
New Hampshire Health & Education Facilities (Covenant Health), 5%, 2014	920,000	954,905
New York Dormitory Authority Revenues (Memorial Sloan-Kettering Cancer), 5%, 2011	1,000,000	1,075,010
Oklahoma Development Finance Authority (Unity Health Center), 5%, 2013	875,000	931,604
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 5.75%, 2010	250,000	265,423
South Miami, FL, Health Facilities Baptist Authority, Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	790,000	824,057

2

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Springfield, TN, Health & Higher Educational Facilities Hospital Rev. (Northcrest Medical Center), 5.25%, 2013	$485,000	$490,398
Steubenville, OH, Hospital Rev. (Trinity Hospital), ETM, 5.75%, 2010 (c)	220,000	238,962
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	500,000	529,405
Waco, TX, Health Facilities Development Corp. (Ascension Health), “A”, 5.5%, 2009	250,000	264,028
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2012	610,000	637,243
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2013	645,000	674,657

		$17,532,874

Healthcare Revenue - Long Term Care – 0.8%
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “B”, 3.75%, 2034 (a)	$735,000	$744,842
Tarrant County Texas Cultural Educational Facilities Finance Corp. (Buckner Retirement), 5%, 2016	500,000	516,100

		$1,260,942

Industrial Revenue - Chemicals – 0.2%
Michigan Strategic Fund Ltd. Rev. (Dow Chemical Co.), 4.6%, 2014 (a)	$350,000	$351,421

Industrial Revenue - Environmental Services – 2.1%
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	$250,000	$259,753
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013	1,000,000	1,002,480
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (a)	1,000,000	1,045,770
Ohio Solid Waste Rev. (Republic Services, Inc.), 4.25%, 2033 (a)	1,000,000	997,270

		$3,305,273

Industrial Revenue - Other – 1.5%
Cartersville, GA, Development Authority Rev. (Anheuser-Busch), 5.1%, 2012	$375,000	$395,014
Fort Bend County, TX, Industrial Development (Frito Lay, Inc.), 3.5%, 2011 (a)	1,000,000	1,008,920
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	610,000	612,715
Utah County, UT, Environmental Improvement Rev. (Marathon Oil), 5.05%, 2017 (a)	300,000	318,252
		$2,334,901
Industrial Revenue - Paper – 2.1%
Courtland, AL, Industrial Development Board Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2013	$750,000	$773,318
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,500,000	1,691,100
Erie County, PA, Industrial Development Authority, Pollution Control (International Paper Co.), “A”, 5.25%, 2010	250,000	258,053
Erie County, PA, Industrial Development Authority, Pollution Control (International Paper Co.), “A”, 5.3%, 2012	570,000	592,105

		$3,314,576

Miscellaneous Revenue - Entertainment & Tourism – 0.7%
George L. Smith II, GA, World Congress Center Authority Rev. (Domed Stadium), MBIA, 6%, 2011	$1,000,000	$1,085,220

Miscellaneous Revenue - Other – 1.0%
Dayton Montgomery County, OH, Port Dayton, “A”, 4.75%, 2015	$605,000	$619,115
Illinois Development Finance Authority Rev. (Elgin School District), FSA, 0%, 2010	500,000	477,600
Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013	535,000	568,282

		$1,664,997

3

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – 0.3%
Philadelphia, PA, Housing Authority, “A”, FSA, 5%, 2008	$500,000	$512,655
Sales & Excise Tax Revenue – 1.5%
Jefferson Parish, LA, School Board, “N”, AMBAC, 5.5%, 2009	$1,245,000	$1,289,085
Spokane, WA, Public Facilities District Hotel, “A”, MBIA, 5.75%, 2012	425,000	468,180
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B, 4.75%, 2016	695,000	693,124

		$2,450,389

Single Family Housing Revenue - Local – 0.6%
Sedgwick & Shawnee County, KS, Mortgage Backed Securities, “'B-4”, GNMA, 4.25%, 2023	$945,000	$952,229

Single Family Housing - State – 0.8%
Colorado Housing & Finance Authority Rev. (Single Family Program), “C-2”, 8.4%, 2021	$25,000	$26,324
Colorado Housing & Finance Authority Rev., Single Family Program, “A-3”, 7.25%, 2010	30,000	30,648
Colorado Housing & Finance Authority Rev., Single Family Program, “A-3”, 6.3%, 2012	35,000	35,744
Colorado Housing & Finance Authority Rev., Single Family Program, “B-3”, 6.7%, 2016	25,000	25,027
Massachusetts Housing Finance Agency, “A”, MBIA, 5.35%, 2010	230,000	236,157
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	500,000	534,420
New Hampshire Housing Finance Authority, Single Family Rev., Mortgage Acquisition, “F”, 3.7%, 2010	380,000	379,434
Oklahoma Housing Finance Agency Single Family Rev., Mortgage Homeownership, GNMA, 7.6%, 2015	35,000	35,677

		$1,303,431

Solid Waste Revenue – 0.7%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Semass Systems), “B”, MBIA, 5.625%, 2012	$400,000	$438,876
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (a)	300,000	304,875
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010	400,000	426,396

		$1,170,147

State & Agency - Other – 1.2%
Kentucky Property & Buildings Commerce Rev. (Project Number 69), “A”, FSA, 5.5%, 2011	$500,000	$550,345
New York Dormitory Authority Rev. (City University), MBIA, 5.25%, 2011	1,270,000	1,380,706

		$1,931,051

State & Local Agencies – 7.9%
Alabama Public School & College, “C”, FSA, 4.5%, 2009	$1,000,000	$1,029,540
Allen County, IN (Jail Building Corp.), ETM, 5.75%, 2009 (c)	235,000	248,639
Columbus, IN, Multi-School Building Corp., First Mortgage, FSA, 5%, 2010	725,000	762,874
Golden State, CA, Tobacco Securitization Corp., 5.5%, 2013 (c)	1,000,000	1,125,750
Hamilton Heights School Building Corp. First Mortgage, “N”, FSA, 5%, 2014	1,875,000	2,086,256
Hampton, VA, Museum Rev., 5%, 2014	760,000	825,816
New York Dormitory Authority Rev. (School Districts Financing Program), “A”, MBIA, 5.25%, 2009	1,000,000	1,047,950
New York Tobacco Settlement Financing Corp., “A-1”, 5.25%, 2012	25,000	25,054
New York Tobacco Settlement Financing Corp., “B-1”, 5.25%, 2013	1,000,000	1,007,450
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	675,000	745,173
Ohio Building Authority (Adult Correctional Building), “A”, 5.75%, 2008	425,000	427,427
Ohio Building Authority (Adult Correctional Building), “A”, FSA, 5%, 2009	1,290,000	1,333,808

4

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Ohio Building Authority (State Facilities Administration Building), “A”, 5.375%, 2009 (c)	$1,000,000	$1,062,480
Oregon Department of Administrative Services, “A”, AMBAC, 5.5%, 2008	500,000	503,955
Suffolk County, NY, Judicial Facilities (John P. Cohalan Complex), AMBAC, 5.75%, 2011	160,000	169,965
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2012	85,000	89,395
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013	215,000	226,468

		$12,718,000

Student Loan Revenue – 0.6%
Connecticut Higher Education Supplemental Loan Authority Rev. (Family Education Loan Program), “A”, MBIA, 4.125%, 2013	$835,000	$857,645
Massachusetts Educational Financing Authority, “E”, AMBAC, 4.5%, 2009	85,000	86,449

		$944,094

Tax - Other – 2.6%
Denver, CO, City & County Excise Tax, “A”, FSA, 5.25%, 2008	$250,000	$254,683
Harris County-Houston, TX (Sport Capital Appreciation), “N”, MBIA, 0%, 2040 (a)	600,000	584,304
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015	2,730,000	2,917,060
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2013	200,000	211,580
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2014	250,000	264,918

		$4,232,545

Tax Assessment – 0.5%
Dyer, IN, Redevelopment Authority, Economic Development Lease Rent, CIFG, 5%, 2011	$570,000	$602,051
Omaha, NE, Special Obligations (Riverfront Redevelopment), “A”, 4.125%, 2008	285,000	285,000

		$887,051

Tobacco – 4.1%
Buckeye, OH, Tobacco Settlement Financing Corp., 5.125%, 2024	$2,000,000	$1,927,660
District of Columbia Tobacco Settlement, Asset Backed Bonds, 5.2%, 2008	450,000	451,742
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 2008 (c)	85,000	85,803
New Jersey Tobacco Settlement Financing Corp., 4.375%, 2008 (c)	80,000	80,614
New Jersey Tobacco Settlement Financing Corp., “1A”, 4.5%, 2023	1,390,000	1,287,654
South Carolina Tobacco Settlement Authority Rev., “B”, 6%, 2022	225,000	229,878
Tobacco Settlement Financing Corp., NJ, 6.75%, 2013 (c)	1,460,000	1,742,452
Virginia Tobacco Settlement Financing Corp., 5.25%, 2019 (c)	685,000	732,025

		$6,537,828

Transportation - Special Tax – 1.9%
Arizona Transportation Board Highway Rev., “A”, 5.25%, 2013	$570,000	$639,284
Colorado Department of Transportation Rev., AMBAC, 6%, 2008	235,000	238,252
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011	1,000,000	1,083,840
New Jersey Transportation Trust Fund Authority, MBIA, 5%, 2011 (c)	1,000,000	1,091,830

		$3,053,206

Universities - Colleges – 4.9%
Alabama Private Colleges (Tuskegee University),” N”, ASSD GTY, 5%, 2015	$1,000,000	$1,101,090
Illinois Educational Facilities Authority Rev. (Art Institute Chicago),”A”, 4.3%, 2030 (a)	500,000	525,750
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	150,000	157,481
Massachusetts Development Finance Agency Rev. (Western New England College), ETM, 4%, 2008 (c)	150,000	152,418
Massachusetts Health & Educational (Massachusetts Institute of Technology),”K”, 5.25%, 2012	375,000	416,599
New York Dormitory Authitory Rev., (Columbia University), “A”, 5.75%, 2010	2,000,000	2,165,420

5

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
San Leanna Educational Facilities Corp. Higher Educational Rev. (St. Edwards University), 5%, 2019	$750,000	$769,058
Southeast Missouri State University, System Facilities Rev., MBIA, 5.625%, 2010	250,000	266,668
Texas A&M University Revenue, “B”, 5.25%, 2013	1,500,000	1,675,185
University of Texas, Permanent University Fund, ”A”, 5%, 2009	580,000	603,165

		$7,832,834

Universities - Dormitories – 0.7%
New York Dormitory Authority Rev., FGIC, 5.25%, 2029 (a)	$1,000,000	$1,081,720

Universities - Secondary Schools – 0.3%
District of Columbia Rev. (Gonzaga College High School), FSA, 5%, 2012	$330,000	$346,794
New Hampshire Health & Education (Derryfield School), 6.5%, 2010	70,000	71,737

		$418,531

Utilities - Investor Owned – 2.5%
California Statewide Communities Development Authority Poll (Southern California Edison Co.), “A”, XLCA, 4.1%, 2028 (a)	$500,000	$502,980
Chesapeake, VA, Industrial Development Authority Rev. (Virginia Electric & Power Co.), 5.25%, 2008	250,000	250,000
Chesapeake, VA., Economic Development Authority Pollution Control Rev., 3.6%, 2032 (a)	1,000,000	995,480
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), “A”, FGIC, 4%, 2032 (a)	695,000	703,625
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	820,000	822,230
Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.), “B”, 4.875%, 2027 (a)	420,000	450,198
Red River, TX, Authority Pollution Control, (AEP Texas Central Co.), MBIA, 4.45%, 2020	310,000	321,005

		$4,045,518

Utilities - Municipal Owned – 6.6%
California Department of Water Resources, Power Supply Rev., “A”, 5.5%, 2010	$600,000	$639,744
Cowlitz County, WA, Public Utilities District 1, AMBAC, ETM, 5.25%, 2008 (c)	195,000	198,686
Cowlitz County, WA, Public Utilities District 1, Unrefunded, AMBAC, 5.25%, 2008	305,000	310,362
Dalton, GA, Utilities Rev., FSA, 6%, 2012	500,000	561,745
Delaware Municipal Electric Corp., AMBAC, 5%, 2008	500,000	505,790
Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2013	280,000	302,949
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011	500,000	540,845
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., ”A”, 5.25%, 2019	1,000,000	1,040,050
Long Island Power Authority, NY, Electric Systems Rev., “A”, 5%, 2009	1,100,000	1,136,091
Lower Colorado River Authority, TX, Rev., “A”, MBIA, ETM, 5%, 2011 (c)	30,000	32,453
Lower Colorado River Authority, TX, Rev., “F”, FSA, 5.5%, 2008 (c)	600,000	605,742
Lower Colorado River Authority, TX, Rev., “N”, MBIA, 5%, 2011	470,000	504,742
Massachusetts Development Finance Agency (Devens Electrical Systems), 5.125%, 2011	115,000	118,919
Muscatine, IA, Electric Rev., “A”, AMBAC, 5.5%, 2010	1,000,000	1,057,190
North Carolina Eastern Municipal Power Agency, “A”, 5.5%, 2010	750,000	784,170
North Carolina Municipal Power Agency, Catawba Electric Rev.,” A”, 5.5%, 2013	500,000	549,665
Salt River, AZ, Agricultural Improvement (Salt River), “A”, 5%, 2011	500,000	535,830
Southern California Public Power Authority (San Juan), “A”, FSA, 5.375%, 2012	595,000	656,160
Tacoma, WA, Electric Systems Rev., ”A”, FSA, 5.5%, 2011	500,000	542,215

		$10,623,348

6

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 1.3%
Edmond, OK, Public Works Authority, Sales Tax & Utility System Rev., AMBAC, 4.5%, 2008	$500,000	$504,705
SA Energy Acquisition Public Facilities Corp., (Texas Gas Supply), 5%, 2012	1,500,000	1,578,690

		$2,083,395

Water & Sewer Utility Revenue – 9.2%
Allentown, PA, Water Rev., Guaranteed, AMBAC, 5%, 2011	$925,000	$1,000,989
Atlanta, GA, Water & Waste Rev., “A”, FGIC, 5.5%, 2014	1,235,000	1,386,003
Fond Du Lac, WS, Water works Rev., “B”, 4.5%, 2010	1,500,000	1,558,740
Harrison County, MS, Wastewater Treatment Facilities, “A”, ETM, FGIC, 5.5%, 2011(c)	400,000	435,680
Houston, TX, Utilities Systems Rev., MBIA, 5.25%, 2014	1,485,000	1,660,408
Houston, TX, Utilities Systems Rev., “A”, FSA, 5%, 2012	1,500,000	1,654,320
Kansas, Development Finance Authority Rev., Water Pollution Control Revolving Fund, 5%, 2008	500,000	503,610
King County, WA, Sewer Rev., FGIC, 5.25%, 2012	750,000	815,775
Mississippi Development Bank Special Obligation, “N”, AMBAC, 5%, 2015	1,000,000	1,109,180
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), FSA, 5%, 2013	540,000	597,299
Philadelphia, PA, Water & Wastewater, FSA, 5.625%, 2008	595,000	602,830
Phoenix, AZ, Civic Improvement Corp., Wastewater Systems Rev., FGIC, 5.25%, 2009	255,000	265,376
Seattle, WA, Water Systems Rev., “B”, 5%, 2008	475,000	480,619
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013	690,000	758,000
Truckee Meadows, NV, Water Authority, “A”, FSA, 5.5%, 2011	1,000,000	1,099,390
Utah Water Finance Agency Rev., “A”, AMBAC, 5%, 2012	500,000	545,630
Wilsonville, OR, Water Systems Rev., MBIA, 5%, 2010	300,000	317,226
		$14,791,075

Total Municipal Bonds		$156,509,096

Floating Rate Demand Notes – 1.4%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 1.87%, due 2/01/08	$425,000	$425,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 1.98%, due 2/01/08	300,000	300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 1.98%, due 2/01/08	100,000	100,000
Uinta County, WY, Pollution Control Rev. (Chevron USA, Inc.), 2%, due 2/01/08	1,400,000	1,400,000

Total Floating Rate Demand Notes		$2,225,000

Total Investments(k)		$158,734,096

Other Assets, Less Liabilities – 1.0%		1,577,246

Net Assets – 100.0%		$160,311,342

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(j)	Crossover refunded bond.

(k)	As of January 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $156,509,096 and 98.6% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
ETM	Escrowed to Maturity

7

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Insurers

AMBAC	AMBAC Indemnity Corp.

ASSD GTY	Assured Guaranty Insurance Co.

CIFG	CDC IXIS Financial Guaranty

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance Inc.

GNMA	Government National Mortgage Assn.

MBIA	MBIA Insurance Corp.

PSF	Permanent School Fund

Q-SBLF	Qualified School Board Loan Fund

XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Municipal Limited Maturity Fund

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$154,181,709

Gross unrealized appreciation	$4,680,114
Gross unrealized depreciation	(127,727)

Net unrealized appreciation (depreciation)	$4,552,387

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Futures contracts outstanding at 1/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Short)	36	$4,201,875	Mar-08	$(124,439)

Swap Agreements at 1/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
1/11/13	USD	9,000,000	Merrill Lynch	2.738% (fixed rate)	7 Day BMA	$8,934
			Capital Services
1/11/18	USD	5,000,000	Merrill Lynch	7 Day BMA	3.252% (fixed rate)	(6,529)
			Capital Services

						$2,405

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

9

MFS® Research Bond Fund

1/31/08
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Bonds – 95.9%
Airlines – 0.0%
American Airlines Corp., 3.857%, 2010	$247,597	$230,872

Asset Backed & Securitized – 8.7%
Accredited Mortgage Loan Trust, FRN, 3.586%, 2035	$30,899	$30,892
Anthracite CDO III Ltd., 6.077%, 2039 (z)	5,000,000	3,869,804
ARCap REIT, Inc., CDO, 6.1%, 2045 (z)	4,149,000	2,489,400
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045 (n)	2,354,000	1,177,000
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	1,200,897	480,359
Bayview Commercial Asset Trust, 0.775%, 2035 (i)(z)	36,899,621	2,623,563
Bayview Commercial Asset Trust, FRN, 3.686%, 2035 (n)	1,130,325	1,053,813
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)	27,348,334	2,034,716
Bayview Commercial Asset Trust, FRN, 3.646%, 2036 (z)	878,518	791,018
Bayview Commercial Asset Trust, FRN, 0.879%, 2036 (i)(z)	26,691,683	2,244,771
Bayview Commercial Asset Trust, FRN, 1.169%, 2036 (i)(z)	42,976,205	4,237,454
Bayview Commercial Asset Trust, FRN, 1.14%, 2036 (i)(z)	20,712,675	2,365,388
Bayview Commercial Asset Trust, FRN, 1.211%, 2037 (i)(z)	44,113,040	4,786,265
Bayview Commercial Mortgage Pass-Through Trust, FRN, 2.917%, 2013 (i)(z)	16,759,301	1,189,910
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	4,001,767	3,988,013
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	1,500,000	1,461,270
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	3,951,000	3,901,739
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.085%, 2040 (z)	4,984,717	3,987,774
Bear Stearns Commercial Mortgage Securities, Inc., 4.945%, 2041	1,500,000	1,479,936
Brascan Real Estate, CDO, FRN, 5.494%, 2040 (z)	418,000	356,220
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)	4,660,000	4,506,366
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.4%, 2044	5,890,000	5,830,231
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.4%, 2044	400,000	374,248
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.555%, 2049	6,901,000	4,923,828
Commercial Mortgage Asset Trust, 1.12%, 2032 (i)(n)	4,664,284	142,453
Commercial Mortgage Pass-Through Certificates, FRN, 4.426%, 2017 (n)	1,500,000	1,498,068
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036	1,107,000	1,087,310
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	3,720,000	3,536,358
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	175,634	174,614
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	5,200,338	4,821,957
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	5,355,280	5,383,391
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 2037	2,300,000	2,054,658
Credit-Based Asset Servicing & Securitization Trust, 5.737%, 2037	1,920,000	1,726,658
Crest G-Star, CDO, 6.95%, 2032 (z)	6,526,000	6,812,940
CRIIMI MAE Commercial Mortgage Trust, CDO, 7%, 2033 (n)	28,815	29,043
DEPFA Bank PLC, 3.625%, 2008	1,250,000	1,256,579
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	1,635,000	1,761,772
DLJ Commercial Mortgage Corp., 7.95%, 2033	1,000,000	1,045,583
E*TRADE RV & Marine Trust, 3.62%, 2018	1,788,341	1,756,043
Falcon Franchise Loan LLC, 7.382%, 2010 (n)	157,967	156,536
Falcon Franchise Loan LLC, FRN, 3.389%, 2023 (i)(n)	523,727	46,870
Falcon Franchise Loan LLC, FRN, 3.933%, 2025 (i)(z)	8,702,336	1,130,677
First Union National Bank Commercial Mortgage Trust, 1.176%, 2043 (i)(n)	28,658,585	692,970
First Union-Lehman Brothers Bank of America, FRN, 0.666%, 2035 (i)	16,618,830	191,883
GE Capital Commercial Mortgage Corp., 6.269%, 2035	2,042,000	2,130,844
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	3,720,000	2,671,354
Gramercy Real Estate CDO Ltd., FRN, 3.651%, 2035 (z)	1,260,000	1,164,442
Greenwich Capital Commercial Funding Corp., 4.569%, 2042	5,335,000	5,198,027
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	5,908,072	5,942,998
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	3,357,664	3,382,749
IMPAC CMB Trust, FRN, 3.746%, 2034	370,374	354,002

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Asset Backed & Securitized – continued
IMPAC CMB Trust, FRN, 3.836%, 2034	$185,187	$173,181
IMPAC Secured Assets Corp., FRN, 3.726%, 2036	1,284,637	1,202,435
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	2,150,651
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.507%, 2042 (n)	4,180,000	3,249,272
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042	6,793,056	6,705,424
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.542%, 2043	7,496,832	6,792,921
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	6,330,000	6,137,212
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	6,001,863	5,907,199
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	2,100,000	2,044,443
KKR Financial CLO Ltd., “C”, CDO, FRN, 6.319%, 2021 (n)	7,023,814	5,015,003
Lehman Brothers Commercial Conduit Mortgage Trust, 0.698%, 2035 (i)	32,679,817	269,837
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010	1,394,284	1,392,893
Merrill Lynch Mortgage Investors, Inc., FRN, 6.866%, 2030	26,273	26,223
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037	3,976,000	3,976,652
Merrill Lynch Mortgage Trust, FRN, 5.842%, 2039	2,367,000	2,380,127
Merrill Lynch Mortgage Trust, FRN, 6.023%, 2050	8,080,000	6,731,812
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.714%, 2051	4,254,000	3,063,185
Morgan Stanley Capital I, Inc., 1.09%, 2031 (i)(n)	21,747,380	185,905
Mortgage Capital Funding, Inc., 0.724%, 2031 (i)	9,720,342	21,124
Multi-Family Capital Access One, Inc., 6.65%, 2024	1,002,595	1,010,322
Nationslink Funding Corp., 6.476%, 2030	280,705	280,946
Nationslink Funding Corp., FRN, 0.621%, 2030 (i)	6,256,006	52,861
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	5,000,000	4,969,606
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	889,478	891,209
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,280,000	1,151,159
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	2,588,328	2,560,672
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	2,640,047	2,626,532
Preferred Term Securities XIX Ltd., CDO, FRN, 5.341%, 2035 (z)	7,942,510	7,148,259
Prudential Securities Secured Financing Corp., FRN, 6.883%, 2013 (z)	1,838,000	1,944,228
Putnam Structured Product Funding, CDO, FRN, 4.686%, 2008 (z)	114,407	102,966
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	4,827,000	4,756,306
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	8,795,000	6,737,780
RMAC PLC, FRN, 5.332%, 2036 (n)	57,912	57,764
Salomon Brothers Mortgage Securities, Inc., FRN, 7.268%, 2032 (z)	3,262,500	3,563,084
Structured Asset Securities Corp., FRN, 4.67%, 2035	4,096,224	4,135,558
Structured Asset Securities Corp., FRN, 3.616%, 2035	2,299,373	2,248,989
Superannuation Members Home Loans Global Trust, FRN, 4.763%, 2029	666,204	666,172
Thornburg Mortgage Securities Trust, FRN, 3.716%, 2043	86,263	86,112
Timberstar Trust, 5.668%, 2036 (z)	1,100,000	1,094,687
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042	5,250,000	5,135,609
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	1,900,000	1,891,353
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	4,700,000	4,583,311
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042	7,164,804	6,923,979
Wachovia Bank Commercial Mortgage Trust, FRN, 5.513%, 2043	4,922,500	3,939,531

		$242,319,251

Automotive – 0.5%
DaimlerChrysler North America Holdings, FRN, 5.441%, 2008	$1,200,000	$1,197,875
Ford Motor Credit Co., 5.8%, 2009	1,906,000	1,853,898
Ford Motor Credit Co., 7.375%, 2009	2,860,000	2,754,220
Johnson Controls, Inc., 5.5%, 2016	5,262,000	5,284,784
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	1,925,000	2,027,038

		$13,117,815

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 1.4%
Allbritton Communications Co., 7.75%, 2012	$4,706,000	$4,694,235
CBS Corp., 6.625%, 2011	8,263,000	8,635,199
Clear Channel Communications, Inc., 7.65%, 2010	5,970,000	6,152,437
Clear Channel Communications, Inc., 6.25%, 2011	5,420,000	4,829,318
Intelsat Ltd., 8.625%, 2015	6,074,000	6,051,223
News America, Inc., 4.75%, 2010	1,000,000	1,017,230
News America, Inc., 8.5%, 2025	120,000	140,846
News America, Inc., 6.15%, 2037	7,000,000	6,743,898

		$38,264,386

Brokerage & Asset Managers – 2.8%
Bear Stearns Cos., Inc., 5.85%, 2010	$14,020,000	$14,054,840
Goldman Sachs Group, Inc., 5%, 2011	870,000	894,869
Goldman Sachs Group, Inc., 5.7%, 2012	1,650,000	1,742,728
Goldman Sachs Group, Inc., 5.625%, 2017	11,118,000	11,045,700
INVESCO PLC, 4.5%, 2009	8,926,000	8,958,937
INVESCO PLC, 5.625%, 2012	5,090,000	5,147,278
Lehman Brothers E-Capital Trust I, FRN, 5.685%, 2065	1,098,000	867,148
Lehman Brothers Holdings, Inc., 6.2%, 2014	4,400,000	4,528,295
Lehman Brothers Holdings, Inc., 6.5%, 2017	6,860,000	7,010,927
Merrill Lynch & Co., Inc., 6.05%, 2016	12,739,000	12,729,382
Morgan Stanley, 5.75%, 2016	12,001,000	11,993,991

		$78,974,095

Building – 0.4%
American Standard Cos., Inc., 7.375%, 2008	$1,072,000	$1,072,000
American Standard Cos., Inc., 7.625%, 2010	5,745,000	6,123,567
CRH America, Inc., 6.95%, 2012	1,250,000	1,317,661
Hanson PLC, 7.875%, 2010	2,000,000	2,156,156

		$10,669,384

Business Services – 0.4%
Xerox Corp., 5.5%, 2012	$1,700,000	$1,735,051
Xerox Corp., 6.4%, 2016	6,345,000	6,531,854
Xerox Corp., 6.75%, 2017	2,280,000	2,383,610

		$10,650,515

Cable TV – 1.2%
Comcast Cable Communications LLC, 6.75%, 2011	$4,000	$4,214
Comcast Corp., 5.45%, 2010	300,000	309,659
Comcast Corp., 5.85%, 2015	1,000,000	1,011,345
Comcast Corp., 6.45%, 2037	1,967,000	1,906,155
Cox Communications, Inc., 4.625%, 2010	1,900,000	1,905,527
Cox Communications, Inc., 7.125%, 2012	8,510,000	9,211,726
Cox Communications, Inc., 4.625%, 2013	600,000	583,374
TCI Communications, Inc., 9.8%, 2012	1,679,000	1,951,357
Time Warner Cable, Inc., 5.4%, 2012	9,337,000	9,480,090
Time Warner Entertainment Co. LP, 7.25%, 2008	750,000	761,798
Time Warner Entertainment Co. LP, 8.375%, 2033	5,077,000	5,940,049

		$33,065,294

Chemicals – 0.1%
Dow Chemical Co., 5.75%, 2008	$775,000	$787,474
Yara International A.S.A., 5.25%, 2014 (n)	2,700,000	2,671,367

		$3,458,841

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.0%
Kennametal, Inc., 7.2%, 2012	$525,000	$583,597

Consumer Goods & Services – 0.8%
Fortune Brands, Inc., 5.125%, 2011	$8,400,000	$8,412,617
Western Union Co., 5.4%, 2011	12,830,000	13,251,927

		$21,664,544

Defense Electronics – 0.5%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$5,961,000	$6,113,333
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	7,260,000	7,740,184

		$13,853,517

Electronics – 0.3%
Tyco Electronics Ltd., 6.55%, 2017 (n)	$5,300,000	$5,575,807
Tyco Electronics Ltd., 7.125%, 2037 (n)	2,700,000	2,856,803

		$8,432,610

Emerging Market Sovereign – 0.3%
Gabonese Republic, 8.2%, 2017 (n)	$7,119,000	$7,430,456

Energy - Independent – 1.0%
Apache Corp., 7.375%, 2047	$37,000	$43,074
EnCana Corp., 4.6%, 2009	1,290,000	1,303,425
Nexen, Inc., 6.4%, 2037	11,323,000	10,955,727
Ocean Energy, Inc., 7.25%, 2011	5,066,000	5,592,099
XTO Energy, Inc., 6.25%, 2013	3,570,000	3,811,143
XTO Energy, Inc., 5.65%, 2016	5,580,000	5,663,248

		$27,368,716

Energy - Integrated – 0.3%
TNK-BP Finance S.A., 7.5%, 2016 (n)	$4,222,000	$4,095,340
TNK-BP Finance S.A., 7.5%, 2016	3,042,000	2,950,740

		$7,046,080

Entertainment – 0.1%
Time Warner, Inc., 5.5%, 2011	$3,000,000	$3,029,535
Time Warner, Inc., 6.875%, 2012	100,000	105,098
Turner Broadcasting System, Inc., 8.375%, 2013	399,000	448,496

		$3,583,129

Financial Institutions – 2.6%
American Express Centurion Bank, 5.55%, 2012	$8,660,000	$8,982,507
Capital One Bank, 4.25%, 2008	100,000	98,703
Capital One Financial Corp., 5.7%, 2011	1,790,000	1,649,882
Capital One Financial Corp., 6.15%, 2016	6,640,000	5,836,394
Capmark Financial Group, Inc., 5.875%, 2012 (n)	11,901,000	8,706,653
CIT Group, Inc., 6.1% to 2017, FRN to 2067	1,360,000	967,756
General Electric Capital Corp., 5.375%, 2016	6,105,000	6,268,883
Household Finance Corp., 7%, 2012	170,000	182,340
HSBC Finance Corp., 6.75%, 2011	20,000	21,051
HSBC Finance Corp., 5.5%, 2016	12,782,000	12,786,704
ILFC E-Capital Trust I, FRN, 5.9% to 2010, FRN to 2065 (n)	14,000,000	12,900,244
International Lease Finance Corp., 5%, 2010	868,000	886,058
ORIX Corp., 5.48%, 2011	12,180,000	12,085,666

		$71,372,841

Food & Beverages – 1.6%
Brown-Forman Corp., 5.2%, 2012	$2,240,000	$2,345,347
Diageo Capital PLC, 5.5%, 2016	10,060,000	10,185,861

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Diageo Capital PLC, 5.75%, 2017	$5,360,000	$5,500,293
General Mills, Inc., 5.65%, 2012	6,220,000	6,461,404
Kraft Foods, Inc., 4%, 2008	850,000	849,640
Miller Brewing Co., 4.25%, 2008 (n)	1,410,000	1,415,499
Miller Brewing Co., 5.5%, 2013 (n)	11,231,000	11,830,320
Tyson Foods, Inc., 6.85%, 2016	6,330,000	6,334,691

		$44,923,055

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2011	$840,000	$879,229
CVS Caremark Corp., 6.125%, 2016	5,920,000	6,255,658
CVS Caremark Corp., 5.75%, 2017	2,649,000	2,737,543

		$9,872,430

Forest & Paper Products – 0.4%
MeadWestvaco Corp., 6.85%, 2012	$1,845,000	$1,956,938
Stora Enso Oyj, 6.404%, 2016 (n)	2,500,000	2,494,665
Stora Enso Oyj, 7.25%, 2036 (n)	7,059,000	6,972,753

		$11,424,356

Gaming & Lodging – 0.6%
Marriott International, Inc., 6.375%, 2017	$8,530,000	$8,854,754
MGM Mirage, 8.5%, 2010	3,000	3,120
Wyndham Worldwide Corp., 6%, 2016	9,595,000	9,158,082

		$18,015,956

Industrial – 0.3%
Steelcase, Inc., 6.5%, 2011	$8,652,000	$9,144,550

Insurance – 1.1%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$6,310,000	$5,883,103
John Hancock Global Funding II, 3.5%, 2009 (n)	1,250,000	1,248,673
MetLife, Inc., 5.375%, 2012	300,000	310,904
Prudential Financial, Inc., 6%, 2017	15,730,000	16,103,477
UnumProvident Corp., 6.85%, 2015 (n)	7,368,000	7,781,787

		$31,327,944

Insurance - Property & Casualty – 1.4%
AXIS Capital Holdings Ltd., 5.75%, 2014	$14,545,000	$14,636,517
Chubb Corp., 6.375% to 2017, FRN to 2037	3,295,000	3,247,321
Fund American Cos., Inc., 5.875%, 2013	8,759,000	8,982,118
Safeco Corp., 4.2%, 2008	930,000	930,000
ZFS Finance USA Trust IV, FRN, 5.875%, 2062 (n)	1,480,000	1,378,679
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037(n)	10,570,000	9,650,621

		$38,825,256

Major Banks – 2.7%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$4,260,000	$3,456,053
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	6,500,000	6,263,888
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)	4,150,000	4,500,700
JPMorgan Chase Bank N.A., 5.875%, 2016	4,250,000	4,341,005
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	10,546,000	10,054,662
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)	3,640,000	3,711,879
PNC Funding Corp., 5.625%, 2017	6,370,000	6,345,526
Popular North America, Inc., 3.875%, 2008	750,000	747,976
Popular North America, Inc., 4.7%, 2009	1,200,000	1,201,074
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	3,200,000	3,200,829
Royal Bank of Scotland Group PLC, 9.118%, 2049	3,170,000	3,433,820

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	$2,483,000	$2,695,679
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	15,040,000	15,219,623
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042	9,282,000	7,332,780
Wachovia Corp., 7.8%, 2010	250,000	274,491
Wachovia Corp., 6.605%, 2025	2,393,000	2,349,983
Wachovia Corp., 6.3%, 2008	700,000	702,013
Wells Fargo Bank NA, 6.45%, 2011	200,000	212,627

		$76,044,608

Medical & Health Technology & Services – 1.5%
Cardinal Health, Inc., FRN, 5.499%, 2009 (n)	$1,600,000	$1,606,474
Covidien Ltd., 6%, 2017 (n)	5,870,000	6,093,964
Covidien Ltd., 6.55%, 2037 (n)	5,450,000	5,555,926
Fisher Scientific International, Inc., 6.125%, 2015	11,840,000	11,921,199
Hospira, Inc., 5.55%, 2012	5,690,000	5,922,391
Hospira, Inc., 6.05%, 2017	3,900,000	4,026,828
McKesson Corp., 5.7%, 2017	6,220,000	6,356,641

		$41,483,423

Metals & Mining – 0.6%
International Steel Group, Inc., 6.5%, 2014	$10,352,000	$10,938,762
Peabody Energy Corp., 5.875%, 2016	7,140,000	6,675,900

		$17,614,662

Mortgage Backed – 15.4%
Fannie Mae, 6.022%, 2010	$3,500,000	$3,710,285
Fannie Mae, 4.506%, 2011	2,216,017	2,303,107
Fannie Mae, 4.55%, 2011	2,327,276	2,364,511
Fannie Mae, 4.79%, 2012	2,966,537	3,036,658
Fannie Mae, 4.86%, 2012 - 2014	3,701,371	3,795,904
Fannie Mae, 5.12%, 2012	1,929,301	2,010,581
Fannie Mae, 4.51%, 2013	1,096,356	1,108,466
Fannie Mae, 4.543%, 2013	2,402,032	2,430,539
Fannie Mae, 4.845%, 2013	2,685,750	2,747,967
Fannie Mae, 5.369%, 2013	1,153,798	1,207,922
Fannie Mae, 4.62%, 2014 - 2015	4,519,100	4,577,305
Fannie Mae, 4.666%, 2014	1,625,685	1,644,057
Fannie Mae, 4.77%, 2014	1,844,335	1,872,710
Fannie Mae, 4.839%, 2014	4,677,449	4,778,910
Fannie Mae, 5.05%, 2014	1,259,634	1,304,109
Fannie Mae, 5.412%, 2014	2,671,359	2,801,537
Fannie Mae, 4.53%, 2015	1,213,587	1,217,392
Fannie Mae, 4.6%, 2015	1,962,375	1,976,452
Fannie Mae, 4.665%, 2015	1,234,899	1,251,902
Fannie Mae, 4.78%, 2015	2,702,730	2,750,214
Fannie Mae, 4.815%, 2015	1,848,000	1,869,525
Fannie Mae, 4.82%, 2015	1,548,104	1,578,252
Fannie Mae, 4.85%, 2015	1,505,352	1,541,890
Fannie Mae, 4.87%, 2015	1,268,937	1,299,179
Fannie Mae, 4.89%, 2015	393,279	402,373
Fannie Mae, 4.925%, 2015	5,393,810	5,505,401
Fannie Mae, 4.94%, 2015	2,591,000	2,671,363
Fannie Mae, 5%, 2016 - 2025	11,022,838	11,176,202
Fannie Mae, 5.09%, 2016	2,921,965	3,020,083
Fannie Mae, 5.423%, 2016	3,089,555	3,229,926

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 5.5%, 2016 - 2037	134,599,854	$136,735,827
Fannie Mae, 5.574%, 2016	2,522,451	2,621,060
Fannie Mae, 5.93%, 2016	1,345,078	1,441,911
Fannie Mae, 4.996%, 2017	4,895,389	5,009,664
Fannie Mae, 5.32%, 2017	804,803	830,679
Fannie Mae, 5.456%, 2017	2,707,000	2,820,897
Fannie Mae, 5.54%, 2017	1,520,000	1,609,196
Fannie Mae, 4.88%, 2020	977,276	994,591
Fannie Mae, 5.19%, 2020	3,259,640	3,304,117
Fannie Mae, 5.35%, 2023	2,295,660	2,326,683
Fannie Mae, 6.5%, 2031 - 2033	1,172,282	1,231,290
Fannie Mae, 6%, 2034 - 2037	23,985,092	24,620,028
Freddie Mac, 5.5%, 2017 - 2038	56,043,087	56,875,937
Freddie Mac, 5%, 2018 - 2028	61,485,452	62,417,396
Freddie Mac, 3%, 2021	78,120	78,029
Freddie Mac, 4%, 2023 - 2024	4,261,776	4,273,469
Freddie Mac, 6%, 2033 - 2037	33,547,620	34,427,659
Ginnie Mae, 6%, 2034 - 2036	7,066,395	7,294,483

		$430,097,638

Municipals – 2.1%
Massachusetts Health & Educational Authority Rev. (Mass Institute Technology), “K”, 5.5%, 2032	$29,445,000	$34,162,972
State of Massachusetts, “A”, 5.5%, 2030	21,935,000	25,111,846

		$59,274,818

Natural Gas - Pipeline – 2.2%
CenterPoint Energy, Inc., 7.75%, 2011	$2,100,000	$2,281,419
CenterPoint Energy, Inc., 7.875%, 2013	11,526,000	13,010,606
CenterPoint Energy, Inc., 5.95%, 2017	3,280,000	3,283,132
Duke Capital LLC, 6.25%, 2013	1,000,000	1,055,147
Enterprise Products Partners LP, 4.95%, 2010	1,700,000	1,728,961
Enterprise Products Partners LP, 6.3%, 2017	7,550,000	7,830,113
Kinder Morgan Energy Partners LP, 6.75%, 2011	110,000	116,786
Kinder Morgan Energy Partners LP, 6%, 2017	7,502,000	7,584,957
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,797,000	2,000,079
Kinder Morgan Energy Partners LP, 5.8%, 2035	3,385,000	2,998,521
Spectra Energy Capital LLC, 8%, 2019	7,965,000	9,352,161
Williams Cos., Inc., 8.75%, 2032	8,305,000	9,924,475

		$61,166,357

Network & Telecom – 2.9%
AT&T, Inc., 5.5%, 2018	$9,170,000	$9,200,683
CenturyTel, Inc., 8.375%, 2010	12,223,000	13,487,078
Deutsche Telekom International Finance B.V., 5.25%, 2013	821,000	840,258
Deutsche Telekom International Finance B.V., 5.75%, 2016	6,632,000	6,745,135
France Telecom S.A., 7.75%, 2011	300,000	326,710
GTE Corp., 7.51%, 2009	600,000	622,835
Telecom Italia Capital, 4%, 2010	1,000,000	988,628
Telecom Italia Capital, 4.875%, 2010	1,023,000	1,035,841
Telecom Italia Capital, 6.2%, 2011	9,689,000	10,097,779
Telefonica Emisiones S.A.U., 7.045%, 2036	9,230,000	10,195,707
TELUS Corp., 8%, 2011	14,497,000	15,966,648
Verizon New York, Inc., 6.875%, 2012	11,980,000	12,809,184

		$82,316,486

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.2%
Weatherford International Ltd., 6.35%, 2017	$5,420,000	$5,704,501

Oils – 0.3%
Premcor Refining Group, Inc., 7.5%, 2015	$6,690,000	$7,045,052

Other Banks & Diversified Financials – 1.4%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 6.891%, 2011 (n)	$7,216,000	$6,927,360
Citigroup, Inc., 5%, 2014	3,297,000	3,209,471
Fifth Third Bancorp, 5.45%, 2017	4,607,000	4,478,465
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)	6,640,000	5,986,690
Mizuho Financial Group, Inc., 5.79%, 2014 (n)	1,017,000	1,042,449
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	1,978,000	1,831,707
Resona Bank Ltd., FRN, 5.85% to 2016, FRN to 2049 (n)	6,801,000	6,285,103
Swedbank AB, FRN, 9%, 2049 (n)	3,120,000	3,349,245
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	6,450,000	6,211,053
UFJ Finance Aruba AEC, 6.75%, 2013	980,000	1,084,136

		$40,405,679

Printing & Publishing – 0.4%
Dex Media West LLC, 9.875%, 2013	$5,372,000	$5,479,440
Idearc, Inc., 8%, 2016	7,237,000	6,477,115

		$11,956,555

Railroad & Shipping – 0.5%
TFM S.A. de C.V., 9.375%, 2012	$5,229,000	$5,385,870
Union Pacific Corp., 7.25%, 2008	1,580,000	1,621,219
Union Pacific Corp., 6.125%, 2012	1,000,000	1,064,474
Union Pacific Corp., 5.7%, 2018	5,350,000	5,331,864

		$13,403,427

Real Estate – 2.7%
Boston Properties, Inc., REIT, 5%, 2015	$3,697,000	$3,311,266
ERP Operating LP, REIT, 5.75%, 2017	13,700,000	12,620,372
HRPT Properties Trust, REIT, 6.25%, 2016	9,473,000	8,979,258
Kimco Realty Corp., REIT, 6%, 2012	2,846,000	2,775,229
Kimco Realty Corp., REIT, 5.783%, 2016	7,659,000	7,272,596
Liberty Property LP, REIT, 5.5%, 2016	8,840,000	8,120,230
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	2,080,000	2,118,542
ProLogis, REIT, 5.5%, 2012	1,980,000	1,981,535
ProLogis, REIT, 5.75%, 2016	8,794,000	8,159,917
ProLogis, REIT, 5.625%, 2016	3,050,000	2,805,256
Simon Property Group, Inc., REIT, 7.125%, 2009	1,100,000	1,119,599
Simon Property Group, Inc., REIT, 4.6%, 2010	4,488,000	4,483,790
Simon Property Group, Inc., REIT, 5.75%, 2015	1,506,000	1,440,997
Simon Property Group, Inc., REIT, 6.1%, 2016	5,269,000	5,254,921
Simon Property Group, Inc., REIT, 5.875%, 2017	2,870,000	2,697,803
Vornado Realty Trust, REIT, 4.5%, 2009	1,000,000	1,009,156
Vornado Realty Trust, REIT, 4.75%, 2010	798,000	811,505

		$74,961,972

Restaurants – 0.3%
YUM! Brands, Inc., 8.875%, 2011	$7,055,000	$7,854,783

Retailers – 0.9%
Federated Retail Holdings, Inc., 5.35%, 2012	$4,540,000	$4,415,904
Home Depot, Inc., 5.25%, 2013	3,542,000	3,461,713
Home Depot, Inc., 5.875%, 2036	5,181,000	4,323,653
J.C. Penney Corp., Inc., 8%, 2010	2,300,000	2,416,994

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Limited Brands, Inc., 5.25%, 2014	$1,196,000	$1,064,800
Macy’s, Inc., 6.625%, 2011	4,924,000	5,086,443
May Department Stores Co., 5.95%, 2008	1,406,000	1,419,838
Target Corp., 6.5%, 2037	4,421,000	4,340,525

		$26,529,870

Supermarkets – 1.1%
Delhaize America, Inc., 9%, 2031	$5,162,000	$6,101,293
Kroger Co., 6.4%, 2017	9,760,000	10,374,704
Safeway, Inc., 6.5%, 2008	1,620,000	1,646,586
Safeway, Inc., 6.5%, 2011	6,860,000	7,307,437
Tesco PLC, 6.15%, 2037 (n)	4,340,000	4,172,532

		$29,602,552

Supranational – 0.3%
European Investment Bank, 5.125%, 2017	$7,793,000	$8,465,232

Telecommunications - Wireless – 0.7%
Nextel Communications, Inc., 5.95%, 2014	$8,675,000	$7,652,972
Rogers Cable, Inc., 5.5%, 2014	7,406,000	7,297,761
Sprint Capital Corp., 7.625%, 2011	2,000,000	2,030,612
Vodafone Airtouch PLC, 7.75%, 2010	1,000,000	1,066,955
Vodafone Group PLC, 5.375%, 2015	1,510,000	1,511,640

		$19,559,940

Telephone Services – 0.2%
Embarq Corp., 7.082%, 2016	$6,280,000	$6,356,132

Tobacco – 0.4%
Philip Morris Capital Corp., 7.5%, 2009	$1,300,000	$1,319,500
Reynolds American, Inc., 7.25%, 2012	125,000	133,019
Reynolds American, Inc., 6.75%, 2017	9,030,000	9,322,175

		$10,774,694

Transportation - Services – 0.0%
FedEx Corp., 9.65%, 2012	$725,000	$861,493

U.S. Government Agencies – 1.5%
Aid-Israel, 6.6%, 2008	$2,095	$2,097
Small Business Administration, 5.37%, 2016	696,709	722,259
Small Business Administration, 5.94%, 2016	723,621	758,553
Small Business Administration, 5.34%, 2021	299,852	311,627
Small Business Administration, 6.34%, 2021	53,794	57,152
Small Business Administration, 6.35%, 2021	40,129	42,613
Small Business Administration, 6.44%, 2021	52,889	56,349
Small Business Administration, 6.07%, 2022	220,980	237,284
Small Business Administration, 4.35%, 2023	1,410,615	1,418,508
Small Business Administration, 4.89%, 2023	1,927,861	1,956,119
Small Business Administration, 4.98%, 2023	2,011,559	2,072,849
Small Business Administration, 4.34%, 2024	2,299,150	2,278,200
Small Business Administration, 4.86%, 2024	1,932,275	1,979,187
Small Business Administration, 4.93%, 2024	2,515,934	2,585,355
Small Business Administration, 5.18%, 2024	2,158,435	2,240,943
Small Business Administration, 5.19%, 2024	2,922,593	3,033,682
Small Business Administration, 5.52%, 2024	2,738,757	2,880,352
Small Business Administration, 4.57%, 2025	2,963,467	2,944,431
Small Business Administration, 4.76%, 2025	10,053,740	9,959,524
Small Business Administration, 5.39%, 2025	975,603	1,019,438

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies – continued
Small Business Administration, 5.35%, 2026	5,778,409	$6,048,710

		$42,605,232

U.S. Treasury Obligations – 25.8%
U.S. Treasury Bonds, 6.25%, 2023	$4,506,000	$5,535,693
U.S. Treasury Bonds, 6%, 2026	840,000	1,015,547
U.S. Treasury Bonds, 6.75%, 2026	100,568,000	131,437,649
U.S. Treasury Bonds, 5.375%, 2031	4,263,000	4,885,466
U.S. Treasury Bonds, 4.5%, 2036	30,426,000	31,103,465
U.S. Treasury Bonds, 5%, 2037	24,280,000	26,891,994
U.S. Treasury Notes, 5.5%, 2008	3,868,000	3,873,438
U.S. Treasury Notes, 3.125%, 2008	165,559,000	166,606,657
U.S. Treasury Notes, 4.5%, 2009	32,786,000	33,674,796
U.S. Treasury Notes, 4.875%, 2009 (f)	155,026,000	161,396,638
U.S. Treasury Notes, 6.5%, 2010	20,622,000	22,389,367
U.S. Treasury Notes, 4%, 2010	525,000	545,508
U.S. Treasury Notes, 4.25%, 2013	1,133,000	1,209,389
U.S. Treasury Notes, 4.75%, 2014	11,804,000	12,918,923
U.S. Treasury Notes, 5.125%, 2016	106,685,000	118,912,061

		$722,396,591

Utilities - Electric Power – 4.4%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$8,614,000	$9,216,980
Beaver Valley Funding Corp., 9%, 2017	221,000	237,575
Bruce Mansfield Unit, 6.85%, 2034	9,540,000	10,207,800
EDP Finance B.V., 6%, 2018 (n)	14,950,000	15,326,904
EEB International Ltd., 8.75%, 2014 (n)	1,772,000	1,820,730
Enel Finance International S.A., 6.8%, 2037 (n)	7,080,000	7,195,687
Enersis S.A., 7.375%, 2014	5,122,000	5,449,567
Exelon Generation Co. LLC, 6.95%, 2011	18,259,000	19,342,507
FirstEnergy Corp., 6.45%, 2011	9,164,000	9,677,661
FPL Group Capital, Inc., 5.551%, 2008	1,868,200	1,868,811
ISA Capital do Brasil S.A., 7.875%, 2012	6,430,000	6,542,525
MidAmerican Energy Holdings Co., 3.5%, 2008	119,000	118,755
MidAmerican Energy Holdings Co., 5.875%, 2012	1,182,000	1,256,793
MidAmerican Energy Holdings Co., 6.125%, 2036	5,170,000	5,137,222
NiSource Finance Corp., 7.875%, 2010	13,053,000	14,096,131
NRG Energy, Inc., 7.25%, 2014	11,355,000	11,056,931
System Energy Resources, Inc., 5.129%, 2014 (n)	672,643	703,612
Virginia Electric & Power Co., 4.1%, 2008	3,484,000	3,481,505

		$122,737,696

Utilities - Gas – 0.2%
TGI International Ltd., 9.5%, 2017 (n)	$4,923,000	$5,107,613

Total Bonds		$2,679,946,496

Floating Rate Loans – 1.9% (g)(r)
Broadcasting – 0.2%
Univision Communications, Inc., Term Loan B, 5.49%, 2014	$5,274,810	$4,330,619

Food & Beverages – 0.3%
Aramark Corp., Letter of Credit, 5.78%, 2014	$478,865	$439,807
Aramark Corp., Term Loan B, 6.83%, 2014	7,537,648	6,922,859

		$7,362,666

Medical & Health Technology & Services – 0.5%
Community Health Systems, Inc., Delayed Draw Term Loan B, 2014 (o)	$433,179	$398,623

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans(g)(r) – continued
Medical & Health Technology & Services – continued
Community Health Systems, Inc., Term Loan, 2014 (o)	$8,613,033	$7,925,951
HCA, Inc., Term Loan B, 7.44%, 2013	7,099,418	6,548,578

		$14,873,152

Natural Gas - Pipeline – 0.3%
Kinder Morgan, Inc., Term Loan B, 4.78%, 2014 (o)	$9,061,076	$8,949,070

Pollution Control – 0.3%
Allied Waste North America, Inc., Letter of Credit, 5%, 2014	$3,177,387	$2,966,884
Allied Waste North America, Inc., Term Loan B, 5.88%, 2014	5,284,791	4,934,672

		$7,901,556

Printing & Publishing – 0.3%
Dex Media East, Term Loan B, 5.48%, 2014	$9,233,655	$8,875,851

Total Floating Rate Loans		$52,292,914

Money Market Funds (v) – 3.2%
MFS Institutional Money Market Portfolio, 4.25%, at Net Asset Value	89,825,125	$89,825,125

Total Investments(k)		$2,822,064,535

Other Assets, Less Liabilities – (1.0)%		(27,301,200)

Net Assets – 100.0%		$2,794,763,335

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k)	As of January 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $2,621,928,911 and 92.91% of market value. An independent pricing service provided an evaluated bid for 92.03% of the market value.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $236,609,394, representing 8.5% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
ARCap REIT, Inc., CDO, 6.1%, 2045	12/07/06	$4,244,946	$2,489,400
Anthracite CDO III Ltd., 6.077%, 2039	10/25/06	4,998,438	3,869,804
Bayview Commercial Asset Trust, 0.775%, 2035	10/06/05	2,892,829	2,623,563
Bayview Commercial Asset Trust, FRN, 0.84%, 2036	2/28/06	2,451,906	2,034,716
Bayview Commercial Asset Trust, FRN, 3.646%, 2036	2/23/06	878,518	791,018
Bayview Commercial Asset Trust, FRN, 0.879%, 2036	5/16/06	2,398,189	2,244,771
Bayview Commercial Asset Trust, FRN, 1.169%, 2036	9/11/06	5,453,755	4,237,454
Bayview Commercial Asset Trust, FRN, 1.14%, 2036	10/25/06	2,603,688	2,365,388
Bayview Commercial Asset Trust, FRN, 1.211%, 2037	1/26/07	5,796,978	4,786,265
Bayview Commercial Mortgage Pass-Through Trust, FRN, 2.917%, 2013	3/29/06	1,485,191	1,189,910
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.085%, 2040	3/01/06	4,984,717	3,987,774
Brascan Real Estate, CDO, FRN, 5.494%, 2040	9/14/04	418,000	356,220

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Restricted Securities - continued	Acquisition Date	Acquisition Cost	Current Market Value
Capital Trust Realty CDO Ltd., 5.16%, 2035	4/07/06	4,486,160	4,506,366
Crest G-Star, CDO, 6.95%, 2032	9/13/05	6,988,938	6,812,940
Falcon Franchise Loan LLC, FRN, 3.933%, 2025	1/29/03	1,653,123	1,130,677
Gramercy Real Estate CDO Ltd., FRN, 3.651%, 2035	6/21/05 -1/18/07	1,260,026	1,164,442
Preferred Term Securities XIX Ltd., CDO, FRN, 5.341%, 2035	9/08/05- 11/15/07	7,930,745	7,148,259

Prudential Securities Secured Financing Corp., FRN, 6.883%, 2013	12/06/04	2,068,037	1,944,228
Putnam Structured Product Funding, CDO, FRN, 4.686%, 2008	9/23/03	114,407	102,966
Salomon Brothers Mortgage Securities, Inc., FRN, 7.268%, 2032	1/07/05	3,748,179	3,563,084
Timberstar Trust, 5.668%, 2036	10/13/06	1,100,000	1,094,687

Total Restricted Securities			$58,443,932
% of Net Assets			2.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Research Bond Fund

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,839,390,590

Gross unrealized appreciation	$43,341,382
Gross unrealized depreciation	(60,667,437)

Net unrealized appreciation (depreciation)	$(17,326,055)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Unfunded Loan Commitments

As of January 31, 2008, the portfolio had the following unfunded loan commitments of $183,153, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Univision Communications, Inc., Delayed Draw, Term Loan B, 2014	$183,153	$(19,423)

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

(3) Derivative Contracts at 1/31/08

Futures contracts outstanding at 1/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond (Short)	894	$106,665,375	Mar-08	$(2,091,457)
U.S. Treasury Note 10 yr (Long)	26	3,034,688	Mar-08	91,315

				$(2,000,142)

Swap Agreements at 1/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	4,000,000	JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(397,133)
3/20/13	USD	7,450,000	Merrill Lynch International	1.13% (fixed rate)	(2)	52,292
12/20/12	USD	4,410,000	Merrill Lynch International	(3)	1.35% (fixed rate)	136,663
12/20/12	USD	6,090,000	Goldman Sachs International	(4)	1.55% (fixed rate)	269,368
6/20/09	USD	1,650,000	Goldman Sachs International	(5)	1.30% (fixed rate)	142,205
12/20/12	USD	8,810,000	Goldman Sachs International	(6)	1.43% (fixed rate)	387,522
6/20/17	USD	4,000,000	Merrill Lynch International	(7)	0.91% (fixed rate)	179,862
12/20/12	USD	3,050,000	Morgan Stanley Capital Services, Inc.	(8)	1.60% (fixed rate)	125,155
6/20/09	USD	1,940,000	Goldman Sachs International	1.35% (fixed rate)	(9)	(600,461)
12/20/12	USD	6,090,000	Goldman Sachs International	(10)	1.30% (fixed rate)	62,538
3/20/13	USD	13,170,000	Goldman Sachs International	(10)	2.13% (fixed rate)	(317,522)
12/13/49	USD	8,800,000	Morgan Stanley Capital Services, Inc.	(11)	0.62% (fixed rate)	396,701
12/13/49	USD	8,800,000	Morgan Stanley Capital Services, Inc.	(12)	3.35% (fixed rate)	290,011

						$727,201

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, 8.375, 4/1/15.

(2)	Fund to pay notional amount upon a defined credit event by Autozone, Inc.,5.875%, 10/15/12.

(3)	Fund to receive notional amount upon a defined credit event by Boston Properties, Inc., 6.25%, 1/15/13.

(4)	Fund to receive notional amount upon a defined credit event by Equity Residential, Inc., 5.75%, 6/15/17.

(5)	Fund to receive notional amount upon a defined credit event by GMAC, 6.875%, 8/28/12.

(6)	Fund to receive notional amount upon a defined credit event by Kimco Realty, 5.98%, 7/30/12.

(7)	Fund to receive notional amount upon a defined credit event by The New York Times Co., 4.61%, 9/26/12.

(8)	Fund to receive notional amount upon a defined credit event by ProLogis, Inc., 7.1%, 4/15/08.

(9)	Fund to pay notional amount upon a defined credit event by Residential Capital LLC, 6.5%, 4/17/13.

(10)	Fund to receive notional amount upon a defined credit event by Simon Properties Group, Inc., 6.35%, 8/28/12.

(11)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CMBX.NA.A.3 Index.

(12)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CMBX.NA.AA.3 Index.

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	1,059,220,999	(969,395,874)	89,825,125
Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,277,367	$89,825,125

MFS® Research Bond Fund J

1/31/08
Quarterly portfolio holdings

INVESTMENT MANAGEMENT

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Bonds – 96.9%
Airlines – 0.2%
Continental Airlines, Inc., 7.875%, 2018	$294,099	$269,100

Asset Backed & Securitized – 10.5%
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	$138,945	$55,578
Bayview Commercial Asset Trust, 0.775%, 2035 (i)(z)	5,399,945	383,936
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)	3,506,820	260,907
Bayview Commercial Asset Trust, FRN, 0.879%, 2036 (i)(z)	2,548,923	214,364
Bayview Commercial Mortgage Pass-Through Trust, FRN, 2.917%, 2013 (i)(z)	2,187,135	155,287
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	322,048	320,942
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	307,000	303,172
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.4%, 2044	580,000	574,114
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.555%, 2049	300,000	214,048
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	368,725	370,661
Crest G-Star, CDO, 6.95%, 2032 (z)	974,000	1,016,826
CRIIMI MAE Commercial Mortgage Trust, CDO, 7%, 2033 (n)	6,769	6,823
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	415,000	447,178
E*TRADE RV & Marine Trust, 3.62%, 2018	132,296	129,907
Falcon Auto Dealership LLC, 3.389%, 2023 (i)(n)	132,573	11,864
Falcon Franchise Loan LLC, 7.382%, 2010 (n)	18,811	18,640
Falcon Franchise Loan LLC, FRN, 3.933%, 2025 (i)(z)	1,987,880	258,281
First Union National Bank Commercial Mortgage Trust, 1.176%, 2043 (i)(n)	5,428,211	131,255
First Union-Lehman Brothers Bank of America, 0.666%, 2035 (i)	4,212,351	48,636
Greenwich Capital Commercial Funding Corp., 4.569%, 2042	400,000	389,730
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	400,000	402,365
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	174,453	175,756
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.507%, 2042 (n)	540,000	419,762
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042	649,533	641,154
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.542%, 2043	826,928	749,284
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	310,000	300,559
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	331,125	325,902
KKR Financial CLO Ltd., “C”, CDO, FRN, 6.319%, 2021 (n)	787,476	562,258
Lehman Brothers Commercial Conduit Mortgage Trust, 0.698%, 2035 (i)	6,713,930	55,437
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010	219,365	219,146
Merrill Lynch Mortgage Trust, FRN, 6.023%, 2050	350,000	291,601
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.714%, 2051	100,000	72,007
Morgan Stanley Capital I, Inc., 1.09%, 2031 (i)(n)	4,569,900	39,065
Mortgage Capital Funding, Inc., 0.724%, 2031 (i)	2,195,709	4,772
Multi-Family Capital Access One, Inc., 6.65%, 2024	177,885	179,256
Nationslink Funding Corp., FRN, 0.621%, 2030 (i)	1,585,566	13,397
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	500,000	496,961
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	207,075	206,015
Preferred Term Securities XIX Ltd., CDO, FRN, 5.341%, 2035 (z)	1,419,195	1,277,275
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	185,000	182,291
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	845,000	647,348
Structured Asset Securities Corp., FRN, 3.616%, 2035	136,132	133,150
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042	570,000	557,580
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	300,000	292,552
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042	379,362	366,611
Wachovia Bank Commercial Mortgage Trust, FRN, 5.513%, 2043	125,000	100,039

		$14,023,692

Automotive – 0.3%
Ford Motor Credit Co., 7.375%, 2009	$220,000	$211,863
Johnson Controls, Inc., 5.5%, 2016	211,000	211,914

		$423,777

1

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 1.4%
Allbritton Communications Co., 7.75%, 2012	$231,000	$230,423
CBS Corp., 6.625%, 2011	448,000	468,180
Clear Channel Communications, Inc., 7.65%, 2010	99,000	102,025
Clear Channel Communications, Inc., 6.25%, 2011	400,000	356,407
Intelsat Ltd., 8.625%, 2015	325,000	323,781
News America, Inc., 8.5%, 2025	30,000	35,212
News America, Inc., 6.15%, 2037	340,000	327,561

		$1,843,589

Brokerage & Asset Managers – 2.8%
Bear Stearns Cos., Inc., 5.85%, 2010	$750,000	$751,864
Goldman Sachs Group, Inc., 5.625%, 2017	500,000	496,749
INVESCO PLC, 4.5%, 2009	518,000	519,911
INVESCO PLC, 5.625%, 2012	215,000	217,419
Lehman Brothers Holdings, Inc., 6.2%, 2014	229,000	235,677
Lehman Brothers Holdings, Inc., 6.5%, 2017	370,000	378,140
Merrill Lynch & Co., Inc., 6.05%, 2016	560,000	559,577
Morgan Stanley, 5.75%, 2016	571,000	570,667

		$3,730,004

Building – 0.1%
American Standard Cos., Inc., 7.375%, 2008	$3,000	$3,000
American Standard Cos., Inc., 7.625%, 2010	100,000	106,590

		$109,590

Business Services – 0.4%
Xerox Corp., 6.4%, 2016	$395,000	$406,632
Xerox Corp., 6.75%, 2017	170,000	177,725

		$584,357

Cable TV – 1.3%
Comcast Corp., 6.45%, 2037	$106,000	$102,721
Cox Communications, Inc., 7.125%, 2012	630,000	681,949
TCI Communications, Inc., 9.8%, 2012	181,000	210,361
Time Warner Cable, Inc., 5.4%, 2012	463,000	470,095
Time Warner Entertainment Co. LP, 8.375%, 2033	243,000	284,308

		$1,749,434

Consumer Goods & Services – 0.9%
Fortune Brands, Inc., 5.125%, 2011	$458,000	$458,688
Western Union Co., 5.4%, 2011	650,000	671,376

		$1,130,064

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$402,000	$412,273
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	372,000	396,604

		$808,877

Electronics – 0.3%
Tyco Electronics Ltd., 6.55%, 2017 (n)	$180,000	$189,367
Tyco Electronics Ltd., 7.125%, 2037 (n)	130,000	137,550

		$326,917

Emerging Market Sovereign – 0.3%
Gabonese Republic, 8.2%, 2017 (n)	$340,000	$354,875

Energy - Independent – 0.9%
Apache Corp., 7.375%, 2047	$10,000	$11,642
Nexen, Inc., 6.4%, 2037	540,000	522,485

2

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Ocean Energy, Inc., 7.25%, 2011	$241,000	$266,028
XTO Energy, Inc., 6.25%, 2013	100,000	106,755
XTO Energy, Inc., 5.65%, 2016	329,000	333,908

		$1,240,818

Energy - Integrated – 0.2%
TNK-BP Finance S.A., 7.5%, 2016 (n)	$219,000	$212,430
TNK-BP Finance S.A., 7.5%, 2016	106,000	102,820

		$315,250

Entertainment – 0.1%
Turner Broadcasting System, Inc., 8.375%, 2013	$101,000	$113,529

Financial Institutions – 2.6%
American Express Centurion Bank, 5.55%, 2012	$420,000	$435,641
Capital One Financial Corp., 6.15%, 2016	310,000	272,482
Capmark Financial Group, Inc., 5.875%, 2012 (n)	809,000	591,856
CIT Group, Inc., 6.1% to 2017, FRN to 2067	80,000	56,927
General Electric Capital Corp., 5.375%, 2016	343,000	352,207
HSBC Finance Corp., 5.5%, 2016	624,000	624,230
ILFC E-Capital Trust I, FRN, 5.9% to 2010, FRN to 2065(n)	500,000	460,723
ORIX Corp., 5.48%, 2011	630,000	625,121

		$3,419,187

Food & Beverages – 1.1%
Diageo Capital PLC, 5.75%, 2017	$250,000	$256,544
General Mills, Inc., 5.65%, 2012	190,000	197,374
Miller Brewing Co., 5.5%, 2013 (n)	641,000	675,206
Tyson Foods, Inc., 6.85%, 2016	370,000	370,274

		$1,499,398

Food & Drug Stores – 0.3%
CVS Caremark Corp., 6.125%, 2016	$270,000	$285,309
CVS Caremark Corp., 5.75%, 2017	153,000	158,114

		$443,423

Forest & Paper Products – 0.4%
Stora Enso Oyj, 7.25%, 2036 (n)	$504,000	$497,842

Gaming & Lodging – 0.7%
Marriott International, Inc., 6.375%, 2017	$380,000	$394,467
Wyndham Worldwide Corp., 6%, 2016	585,000	558,361

		$952,828

Industrial – 0.5%
Steelcase, Inc., 6.5%, 2011	$620,000	$655,296

Insurance – 1.1%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$323,000	$301,148
Prudential Financial, Inc., 6%, 2017	670,000	685,908
UnumProvident Corp., 6.85%, 2015 (n)	393,000	415,071

		$1,402,127

Insurance - Property & Casualty – 0.9%
Chubb Corp., 6.375% to 2017, FRN to 2037	$190,000	$187,251
Fund American Cos., Inc., 5.875%, 2013	585,000	599,902

3

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037(n)	$500,000	$456,510

		$1,243,663

Major Banks – 2.6%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$230,000	$186,594
BNP Paribas, 7.195% to 2037, FRN to 2049(n)	400,000	385,470
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049(n)	238,000	258,112
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	255,353
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	512,000	488,146
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(n)	195,000	198,851
PNC Funding Corp., 5.625%, 2017	290,000	288,886
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049(n)	100,000	100,026
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(n)	258,000	280,099
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	500,000	505,972
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042	225,000	177,750
Wachovia Corp., 6.605%, 2025	387,000	380,043

		$3,505,302

Medical & Health Technology & Services – 1.6%
Covidien Ltd., 6%, 2017 (n)	$250,000	$259,539
Covidien Ltd., 6.55%, 2037 (n)	170,000	173,304
Fisher Scientific International, Inc., 6.125%, 2015	675,000	679,629
Hospira, Inc., 5.55%, 2012	300,000	312,253
Hospira, Inc., 6.05%, 2017	290,000	299,431
McKesson Corp., 5.7%, 2017	360,000	367,908

		$2,092,064

Metals & Mining – 0.6%
International Steel Group, Inc., 6.5%, 2014	$497,000	$525,170
Peabody Energy Corp., 5.875%, 2016	332,000	310,420

		$835,590

Mortgage Backed – 15.6%
Fannie Mae, 4.55%, 2011	$341,257	$346,717
Fannie Mae, 5.12%, 2012	282,643	294,550
Fannie Mae, 4.518%, 2014	233,818	235,657
Fannie Mae, 4.62%, 2014	179,642	182,079
Fannie Mae, 4.666%, 2014	278,362	281,508
Fannie Mae, 4.86%, 2014	179,607	182,739
Fannie Mae, 4.56%, 2015	230,344	232,183
Fannie Mae, 4.665%, 2015	154,831	156,963
Fannie Mae, 4.69%, 2015	129,433	131,464
Fannie Mae, 4.7%, 2015	178,656	181,456
Fannie Mae, 4.74%, 2015	197,837	199,608
Fannie Mae, 4.78%, 2015	219,114	222,964
Fannie Mae, 4.815%, 2015	271,000	274,156
Fannie Mae, 4.82%, 2015	227,520	231,951
Fannie Mae, 4.87%, 2015	175,610	179,796
Fannie Mae, 4.89%, 2015	125,056	128,309
Fannie Mae, 4.925%, 2015	492,122	502,304
Fannie Mae, 5%, 2016 - 2025	554,968	562,343
Fannie Mae, 4.996%, 2017	570,968	584,296
Fannie Mae, 5.5%, 2018 - 2037	6,615,476	6,724,935
Fannie Mae, 4.88%, 2020	173,276	176,346
Fannie Mae, 6.5%, 2033	68,162	71,148
Fannie Mae, 6%, 2034 - 2037	693,939	712,591

4

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Freddie Mac, 5%, 2018 - 2028	$2,142,843	$2,175,402
Freddie Mac, 5.5%, 2022 - 2038	2,910,879	2,957,738
Freddie Mac, 4%, 2024	86,935	87,192
Freddie Mac, 6%, 2034 - 2037	2,243,754	2,304,143
Ginnie Mae, 6%, 2036	428,003	441,785

		$20,762,323

Municipals – 2.4%
State of Massachusetts, “A”, N, 5.5%, 2030	$1,100,000	$1,259,313
Massachusetts Health & Educational Authority Rev. (Mass Institute Technology), “K”, 5.5%, 2032	1,620,000	1,879,573

		$3,138,886

Natural Gas - Pipeline – 2.0%
CenterPoint Energy, Inc., 7.875%, 2013	$616,000	$695,344
CenterPoint Energy, Inc., 5.95%, 2017	250,000	250,239
Enterprise Products Partners LP, 6.3%, 2017	40,000	41,484
Kinder Morgan Energy Partners LP, 6%, 2017	420,000	424,644
Kinder Morgan Energy Partners LP, 7.75%, 2032	236,000	262,670
Spectra Energy Capital LLC, 8%, 2019	353,000	414,477
Williams Cos., Inc., 8.75%, 2032	445,000	531,775

		$2,620,633

Network & Telecom – 2.8%
AT&T, Inc., 5.5%, 2018	$330,000	$331,104
CenturyTel, Inc., 8.375%, 2010	606,000	668,671
Deutsche Telekom International Finance B.V., 5.75%, 2016	351,000	356,988
Telecom Italia Capital, 6.2%, 2011	461,000	480,450
Telefonica Emisiones S.A.U., 7.045%, 2036	519,000	573,301
TELUS Corp., 8%, 2011	713,000	785,281
Verizon New York, Inc., 6.875%, 2012	506,000	541,022

		$3,736,817

Oil Services – 0.2%
Weatherford International Ltd., 6.35%, 2017	$300,000	$315,747

Oils – 0.4%
Premcor Refining Group, Inc., 7.5%, 2015	$500,000	$526,536

Other Banks & Diversified Financials – 1.6%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 6.891%, 2011 (n)	$496,000	$476,160
Citigroup, Inc., 5%, 2014	200,000	194,690
Fifth Third Bancorp, 5.45%, 2017	295,000	286,770
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049(n)	480,000	432,773
Resona Bank Ltd., FRN, 5.85% to 2016, FRN to 2049(n)	465,000	429,727
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	350,000	337,034

		$2,157,154

Printing & Publishing – 0.5%
Dex Media West LLC, 9.875%, 2013	$335,000	$341,700
Idearc, Inc., 8%, 2016	375,000	335,625

		$677,325

Railroad & Shipping – 0.6%
TFM S.A. de C.V., 9.375%, 2012	$326,000	$335,780
Union Pacific Corp., 7.25%, 2008	175,000	179,565
Union Pacific Corp., 5.7%, 2018	240,000	239,186

		$754,531

5

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate – 3.2%
Boston Properties, Inc., REIT, 5%, 2015	$253,000	$226,603
ERP Operating LP, REIT, 5.75%, 2017	830,000	764,592
HRPT Properties Trust, REIT, 6.25%, 2016	416,000	394,318
Kimco Realty Corp., REIT, 6%, 2012	150,000	146,270
Kimco Realty Corp., REIT, 5.783%, 2016	648,000	615,308
Liberty Property LP, REIT, 5.5%, 2016	430,000	394,989
ProLogis, REIT, 5.75%, 2016	654,000	606,844
ProLogis, REIT, 5.625%, 2016	220,000	202,346
Simon Property Group, Inc., REIT, 4.6%, 2010	267,000	266,750
Simon Property Group, Inc., REIT, 5.75%, 2015	331,000	316,713
Simon Property Group, Inc., REIT, 6.1%, 2016	312,000	311,166

		$4,245,899

Restaurants – 0.4%
YUM! Brands, Inc., 8.875%, 2011	$417,000	$464,273

Retailers – 0.9%
Federated Retail Holdings, Inc., 5.35%, 2012	$240,000	$233,440
Home Depot, Inc., 5.25%, 2013	187,000	182,761
Home Depot, Inc., 5.875%, 2036	279,000	232,831
J.C. Penney Corp., Inc., 8%, 2010	70,000	73,561
Macy’s, Inc., 6.625%, 2011	374,000	386,338
Target Corp., 6.5%, 2037	130,000	127,634

		$1,236,565

Supermarkets – 1.0%
Delhaize America, Inc., 9%, 2031	$284,000	$335,677
Kroger Co., 6.4%, 2017	540,000	574,010
Safeway, Inc., 6.5%, 2011	227,000	241,806
Tesco PLC, 6.15%, 2037 (n)	200,000	192,283

		$1,343,776

Supranational – 0.5%
European Investment Bank, 5.125%, 2017	$625,000	$678,913

Telecommunications - Wireless – 0.7%
Nextel Communications, Inc., 5.95%, 2014	$655,000	$577,832
Rogers Cable, Inc., 5.5%, 2014	406,000	400,066

		$977,898

Telephone Services – 0.2%
Embarq Corp., 7.082%, 2016	$300,000	$303,637

Tobacco – 0.3%
Reynolds American, Inc., 6.75%, 2017	$430,000	$443,913

Transportation - Services – 0.1%
FedEx Corp., 9.65%, 2012	$83,000	$98,626

U.S. Government Agencies – 3.5%
Small Business Administration, 5.34%, 2021	$76,217	$79,210
Small Business Administration, 6.34%, 2021	13,449	14,288
Small Business Administration, 6.35%, 2021	10,032	10,653
Small Business Administration, 6.44%, 2021	13,222	14,087
Small Business Administration, 6.07%, 2022	55,937	60,064
Small Business Administration, 4.35%, 2023	357,565	359,566
Small Business Administration, 4.89%, 2023	489,053	496,221
Small Business Administration, 4.98%, 2023	510,307	525,856
Small Business Administration, 4.34%, 2024	473,605	469,289

6

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies – continued
Small Business Administration, 4.86%, 2024	$245,810	$251,778
Small Business Administration, 4.93%, 2024	446,189	458,500
Small Business Administration, 5.19%, 2024	456,446	473,795
Small Business Administration, 5.52%, 2024	453,067	476,491
Small Business Administration, 4.76%, 2025	613,657	607,907
Small Business Administration, 5.35%, 2026	404,489	423,410

		$4,721,115

U.S. Treasury Obligations – 22.4%
U.S. Treasury Bonds, 8.125%, 2019	$5,000	$6,923
U.S. Treasury Bonds, 6%, 2026	630,000	761,660
U.S. Treasury Bonds, 6.75%, 2026	4,555,000	5,953,171
U.S. Treasury Bonds, 6.25%, 2030	375,000	476,133
U.S. Treasury Bonds, 5.375%, 2031	1,966,000	2,253,067
U.S. Treasury Bonds, 4.5%, 2036	2,345,000	2,397,214
U.S. Treasury Bonds, 5%, 2037	155,000	171,675
U.S. Treasury Notes, 3.125%, 2008	6,471,000	6,511,948
U.S. Treasury Notes, 4.5%, 2009	615,000	631,672
U.S. Treasury Notes, 4.875%, 2009 (f)	500,000	520,547
U.S. Treasury Notes, 4.25%, 2013	1,303,000	1,390,851
U.S. Treasury Notes, 4.75%, 2014	880,000	963,119
U.S. Treasury Notes, 5.125%, 2016	7,100,000	7,913,724

		$29,951,704

Utilities - Electric Power – 4.7%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$439,000	$469,730
Bruce Mansfield Unit, 6.85%, 2034	530,000	567,100
EDP Finance B.V., 6%, 2018 (n)	720,000	738,152
EEB International Ltd., 8.75%, 2014 (n)	100,000	102,750
Enel Finance International S.A., 6.8%, 2037 (n)	180,000	182,941
Enersis S.A., 7.375%, 2014	388,000	412,814
Exelon Generation Co. LLC, 6.95%, 2011	843,000	893,024
FirstEnergy Corp., 6.45%, 2011	455,000	480,504
ISA Capital do Brasil S.A., 7.875%, 2012	472,000	480,260
MidAmerican Energy Holdings Co., 5.875%, 2012	150,000	159,492
MidAmerican Energy Holdings Co., 6.125%, 2036	240,000	238,478
NiSource Finance Corp., 7.875%, 2010	649,000	700,865
NRG Energy, Inc., 7.25%, 2014	520,000	506,350
Virginia Electric & Power Co., 4.1%, 2008	346,000	345,752

		$6,278,212

Utilities - Gas – 0.2%
TGI International Ltd., 9.5%, 2017 (n)	$280,000	$290,500

Total Bonds		$129,295,576

Floating Rate Loans – 2.1% (g)(r)
Broadcasting – 0.2%
Univision Communications, Inc., Term Loan B, 5.49%, 2014	$290,139	$238,204

Food & Beverages – 0.3%
ARAMARK Corp., Letter of Credit, 5.78%, 2014	$26,419	$24,264
ARAMARK Corp., Term Loan B, 6.83%, 2014	415,846	381,929

		$406,193

Medical & Health Technology & Services – 0.7%
Community Health Systems, Inc., Term Loan, 7.36%, 2014 (o)	$421,471	$387,850

7

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans(g)(r) – continued
Medical & Health Technology & Services – continued
Community Health Systems, Inc., Term Loan B, 5.86%, 2014 (o)	$21,197	$19,506
HCA, Inc., Term Loan B, 7.86%, 2013	537,161	495,483

		$902,839

Natural Gas - Pipeline – 0.3%
Kinder Morgan, Inc., Term Loan B, 2014 (o)	$466,440	$460,674

Pollution Control – 0.3%
Allied Waste North America, Inc., Letter of Credit, 5%, 2014	$163,563	$152,727
Allied Waste North America, Inc., Term Loan B, 5.88%, 2014	272,047	254,024

		$406,751

Printing & Publishing – 0.3%
Dex Media East, Term Loan B, 5.48%, 2014	$470,647	$452,410

Total Floating Rate Loans		$2,867,071

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 4.25%, at Net Asset Value	1,737,937	$1,737,937

Total Investments (k)		$133,900,584

Other Assets, Less Liabilities – (0.3)%		(400,594)

Net Assets – 100.0%		$133,499,990

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k)	As of January 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $124,850,800 and 93.24% of market value. An independent pricing service provided an evaluated bid for 92.15% of the market value.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,521,941, representing 8.6% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Bayview Commercial Asset Trust, 0.775%, 2035	10/06/05	$422,946	$383,936
Bayview Commercial Asset Trust, FRN, 0.84%, 2036	2/28/06	314,403	260,907
Bayview Commercial Asset Trust, FRN, 0.879%, 2036	5/16/06	229,015	214,364
Bayview Commercial Mortgage Pass-Through Trust, FRN, 2.917%, 2013	3/29/06	193,821	155,287
Crest G-Star, CDO, 6.95%, 2032	9/13/05	1,043,093	1,016,826
Falcon Franchise Loan LLC, FRN, 3.933%, 2025	12/19/03	306,452	258,281
Preferred Term Securities XIX Ltd., CDO, FRN, 5.341%, 2035	9/08/05	1,419,195	1,277,275

Total Restricted Securities			$3,566,876
% of Net Assets			2.7%

8

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS Research Bond Fund J

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$135,395,220

Gross unrealized appreciation	$1,856,806
Gross unrealized depreciation	(3,351,442)

Net unrealized appreciation (depreciation)	$(1,494,636)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Unfunded Loan Commitments

As of January 31, 2008, the portfolio had unfunded loan commitments of $10,074, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Univision Communications, Inc., Delay Draw Term Loan B, 2014	$10,074	$(1,079)

(3) Derivative contracts at 1/31/08

Futures contracts outstanding at 1/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond (Short)	111	$13,243,688	Mar-08	$(259,678)
U.S. Treasury Note 2 yr (Long)	59	12,579,906	Mar-08	212,747
U.S. Treasury Note 10 yr (Short)	39	4,552,031	Mar-08	(134,808)

				$(181,739)

Swap Agreements at 1/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	300,000	JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(29,785)
6/20/17	USD	400,000	Merrill Lynch International	(2)	0.91% (fixed rate)	17,986
12/20/12	USD	300,000	Goldman Sachs International	(3)	1.30% (fixed rate)	3,081
12/20/12	USD	300,000	Goldman Sachs International	(4)	1.55% (fixed rate)	13,269
12/20/12	USD	440,000	Goldman Sachs International	(5)	1.43% (fixed rate)	19,354
12/20/12	USD	220,000	Merrill Lynch International	(6)	1.35% (fixed rate)	6,818

10

MFS Research Bond Fund J

Supplemental Information (Unaudited) 1/31/08 - continued

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
12/20/12	USD	150,000	Morgan Stanley Capital Services, Inc.	(7)	1.60% (fixed rate)	6,155
3/20/13	USD	640,000	Goldman Sachs International	(3)	2.13% (fixed rate)	(15,430)
3/20/13	USD	360,000	Merrill Lynch International	0.65% (fixed rate)	(8)	2,527
12/13/49	USD	420,000	Morgan Stanley Capital Services, Inc.	(9)	0.62% (fixed rate)	18,934
12/13/49	USD	420,000	Morgan Stanley Capital Services, Inc.	(9)	0.27% (fixed rate)	13,841

						$56,750

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, Inc., 8.375%, 4/01/15.

(2)	Fund to receive notional amount upon a defined credit event by The New York Times Co., 4.61%, 9/26/12.

(3)	Fund to receive notional amount upon a defined credit event by Simon Properties Group, Inc., 6.35%, 8/28/12.

(4)	Fund to receive notional amount upon a defined credit event by Equity Residential, Inc., 5.75%, 6/15/17.

(5)	Fund to receive notional amount upon a defined credit event by Kimco Realty, 5.98%, 7/30/12.

(6)	Fund to receive notional amount upon a defined credit event by Boston Properties, Inc., 6.25%, 1/15/13.

(7)	Fund to receive notional amount upon a defined credit event by ProLogis, Inc., 7.1%, 4/15/08.

(8)	Fund to pay notional amount upon a defined credit event by Auto Zone, Inc., 5.875%, 10/15/12.

(9)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CMBX.NA Index.

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds - Affiliated Issuers

An affiliated issuer maybe considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds:	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market
Portfolio	—	76,832,946	(75,095,009)	1,737,937

Underlying Funds:	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market
Portfolio	$—	$—	$8,322	$1,737,937

11

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	MFS SERIES TRUST IX

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 17, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2008

*	Print name and title of each signing officer under his or her signature.